May 1, 2004

THE GUARDIAN INVESTOR(R) INDIVIDUAL
VARIABLE ANNUITY CONTRACT PROSPECTUS


This prospectus describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

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The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account D (the Separate Account). They are designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.


The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.


o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC 500 Index Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC High Yield Bond Fund

  -- The Guardian VC Low Duration Bond Fund
  -- The Guardian UBS VC Large Cap Value Fund
  -- The Guardian UBS VC Small Cap Value Fund

o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.

  -- Baillie Gifford International Growth Fund (formerly Baillie Gifford
     International Fund)

  -- Baillie Gifford Emerging Markets Fund
  -- The Guardian Small Cap Stock Fund
o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund
o Gabelli Capital Series Funds, Inc.
  -- Gabelli Capital Asset Fund
o Alliance Variable Products Series Fund
  -- AllianceBernstein Growth & Income Portfolio (Class B)
  -- AllianceBernstein Premier Growth Portfolio
      (Class B)
  -- AllianceBernstein Technology Portfolio (Class B)
  -- AllianceBernstein Value Portfolio (Class B)
  -- MFS(R) Variable Insurance Trust (Initial Class)
  -- MFS Investors Trust Series
  -- MFS Emerging Growth Series
  -- MFS New Discovery Series
  -- MFS Research Series
  -- MFS Total Return Series
o AIM Variable Insurance Funds (Series I Shares)
  -- AIM V.I. Capital Appreciation Fund

  -- INVESCO VIF-Utilities Fund (AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund on April 30, 2004)

  -- AIM V.I. Premier Equity Fund
o Davis Variable Account Fund
  -- Davis Financial Portfolio
  -- Davis Real Estate Portfolio
  -- Davis Value Portfolio
o Fidelity Variable Insurance Products Fund (Service Class)
  -- Fidelity VIP Growth Opportunities Portfolio
  -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP Contrafund Portfolio
  -- Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  -- Templeton Growth Securities Fund (Class 2)
o Janus Aspen Series (Institutional Shares)

  -- Janus Aspen Mid Cap Growth Portfolio

  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio
o Van Kampen Life Investment Trust (Class II Shares)
  -- Van Kampen Life Investment Trust Government Portfolio
  -- Van Kampen Life Investment Trust Growth and Income Portfolio


A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 40 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2004, is incorporated by reference into this prospectus.


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The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

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

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CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such an offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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Annuity Contract Prospectus

Summary ...................................................................    1
- What is a variable annuity contract and how does it work? ...............    1
- The accumulation period .................................................    1
- The annuity period ......................................................    1
- Other contract features .................................................    1
- Expenses ................................................................    2
- Deciding to purchase a contract .........................................    2

Expense Table .............................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    6
- The application form ....................................................    6
- Payments ................................................................    7

The accumulation period ...................................................    7
- How we allocate your premium payments ...................................    7
- The Separate Account ....................................................    8
- Variable investment options .............................................    9

- Fixed-rate option .......................................................   15
- Transfers ...............................................................   16
  Surrenders and partial withdrawals ......................................   17
- Managing your annuity - Dollar cost averaging ...........................   18

The annuity period ........................................................   19
- When annuity payments begin .............................................   19
- How your annuity payments are calculated ................................   19
- Variable annuity payout options .........................................   20
- Fixed-rate annuity payout options .......................................   21

Other contract features ...................................................   22
- Death benefits ..........................................................   22
- Enhanced death benefits .................................................   24

Financial information .....................................................   25
- How we calculate unit values ............................................   25
- Contract costs and expenses .............................................   26
- Federal tax matters .....................................................   28
- Performance results .....................................................   34

Your rights and responsibilities ..........................................   36
- Voting rights ...........................................................   36
- Telephone and electronic services .......................................   36
- Your right to cancel the contract .......................................   37
- Distribution of the contracts ...........................................   38

Special terms used in this prospectus .....................................   39

Other information .........................................................   40
- Legal proceedings .......................................................   40
- Where to get more information ...........................................   40

Appendix A - Summary Financial Information ................................   41


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SUMMARY
--------------------------------------------------------------------------------
WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?
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A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

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The accumulation period

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or nineteen variable investment options and a fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 41 investment divisions, corresponding to 41 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

The annuity period

Annuity payments under these contracts must begin no later than the annuitant's 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity.

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.

Other contract features

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.


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Expenses

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.40% to 1.82% in 2003. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.15% annually of the net asset value of your variable investment options.

o     Administrative expenses

      $35 annually will be deducted from the accumulation value of your contract.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your variable investment options, depending on the rider chosen.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

Deciding to purchase a contract

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax-deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contract, see Distribution of the contract.

Please see Appendix A: Summary financial information about the Separate Account for more information about Separate Account D and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


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2  PROSPECTUS
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EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

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Expenses
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The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES

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Sales Charge Imposed on Purchases:                                          None
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Contingent Deferred Sales Charge                                              6%
                                                                    see Note (1)

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Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
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Note:

(1) For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                      percentage
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            1                                                                 6%
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            2                                                                 6%
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            3                                                                 5%
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            4                                                                 4%
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            5                                                                 3%
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            6                                                                 2%
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            7                                                                 1%
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            8+                                                                0%
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After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. Per contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

o 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or

o     6% of the total amount being withdrawn.

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges on certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.


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                                                                   PROSPECTUS  3
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

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Annual Contract Fee:                                                     $35.00*
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*The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                                                   For Contract
                                            For Contract        For Contract      With Contract
                                                 Without         With 7 Year        Anniversary
                                                Enhanced            Enhanced           Enhanced
                                           Death Benefit       Death Benefit      Death Benefit
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
Mortality & Expense Risk Charge                    1.15%               1.15%              1.15%
Account Fees and Expenses                             0%                  0%                 0%
Enhanced Death Benefit Charge                         0%                .30%               .25%
                                                   -----               -----              -----

Total Separate Account Annual Expenses             1.15%               1.45%              1.40%


The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                               Minimum   Maximum


  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**            0.40%     1.82%


The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.


**"Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2003..



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4  PROSPECTUS
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                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year            3 years             5 years             10 years
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       (a) $978         (a) $1,748          (a) $2,534           (a) $3,980
       (b) $829         (b) $1,304          (b) $1,800           (b) $2,550


Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year           3 years              5 years             10 years
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       (a) $378        (a) $1,148           (a) $1,934           (a) $3,980
       (b) $229        (b) $  704           (b) $1,200           (b) $2,550


Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year            3 years              5 years            10 years
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      (a) $947         (a) $1,555           (a) $2,083          (a) $3,695
      (b) $798         (b) $1,108           (b) $1,340          (b) $2,220


Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year            3 years              5 years            10 years
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      (a) $347         (a) $1,055           (a) $1,783          (a) $3,695
      (b) $198         (b) $  608           (b) $1,040          (b) $2,220



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                                                                   PROSPECTUS  5
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THE GUARDIAN INSURANCE & Annuity Company, Inc.
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The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2003. Its financial statements appear in the Statement of Additional
Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested.

The application form

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace


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6  PROSPECTUS
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

the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Payments

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

THE ACCUMULATION PERIOD

How we allocate your premium payments

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the


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                                                                   PROSPECTUS  7
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

first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

The Separate Account


GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the variable investment options. The Separate Account has 41 investment divisions, corresponding to the 41 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.


The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o     transferring assets to another Separate Account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers)

o adding to or suspending your ability to take allocations or transfers into any variable investment option.


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8  PROSPECTUS
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

Variable investment options


You may choose to invest in a maximum of twenty of the 41 variable investment options, or 19 variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as those publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

All of the Funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Investment advisers (or their affiliates) pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisors Limited. The compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AllianceBernstein, Fidelity, Franklin Templeton, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%.


Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                                   -------------
                                                                   PROSPECTUS  9
                                                                   -------------

Variable investment options

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                  U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC 500 Index Fund             Seeks to match the investment performance    Common stocks of companies in the
                                           of the Standard & Poor's 500 Composite       S&P Index, which emphasizes large U.S.
                                           Stock Price Index (the "S&P Index")          companies

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                  U.S. common stocks of companies with
                                                                                        small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue                 Investment grade debt obligations
                                           risk of principal; capital appreciation
                                           as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond            Current income; capital appreciation is      Corporate bonds and other debt
Fund                                       a secondary objective                        securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Low Duration               Seeks a high level of current income         Investment grade debt obligations such as
Bond Fund                                  consistent with preservation of capital      corporate bonds, mortgage backed and
                                                                                        asset-backed securities and obligations of
                                                                                        the US government and its agencies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap              Seeks to maximize total return, consisting   Normally, at least 80% of the value of
Fund                                       of capital appreciation and current income   the Fund's net assets is invested in
                                                                                        equity securities issued by companies
                                                                                        with large market capitalization at the
                                                                                        time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap              Seeks to maximize total return, consisting   Normally, at least 80% of the value of
Value Fund                                 of capital appreciation and current income   the Fund's net assets is invested in
                                                                                        equity securities issued by companies
                                                                                        with small market capitalization at the
                                                                                        time of purchase

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent      Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation           Long-term total investment return            Shares of The Guardian VC 500 Index
Fund                                       consistent with moderate investment risk     Fund, The Guardian Stock Fund, The
                                                                                        Guardian Bond Fund and The Guardian
                                                                                        Cash Fund
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford International Growth       Long-term capital appreciation               Common stocks and convertible
Fund                                                                                    securities issued by foreign companies

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation               Common stocks and convertible securities of
                                                                                        emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  Long-term growth of capital                  U.S. common stocks with selections
                                                                                        based on rankings of the Value Line
                                                                                        Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                 High total investment return                 U.S. common stocks with selections based
Management Trust                                                                        on rankings of the Value Line Ranking
                                                                                        System, bonds and money market
                                                                                        instruments
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                 Growth of capital; current income as         U.S. common stocks and convertible
                                           a secondary objective                        securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         Growth of capital                            Common stocks
(Series I)
------------------------------------------------------------------------------------------------------------------------------------


--------------
10  PROSPECTUS
--------------

Variable investment options

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                 Capital growth and income                    Equity securities and equity-related
(Series I)*                                                                             instruments of companies engaged in the
                                                                                        utilities-related industries

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)    Long-term growth of capital. Income as a     Equity securities judged to be
                                           secondary objective                          undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and               To seek reasonable current income and        Investments primarily in dividend-paying
Income Portfolio                           reasonable opportunity for appreciation      common stocks of good quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth           Growth of capital by pursuing aggressive     Invests primarily in the equity securities
Portfolio                                  investment policies                          of a limited number of large, carefully
                                                                                        selected, high-quality U.S. companies that
                                                                                        are judged likely to achieve superior
                                                                                        earnings growth
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Technology Portfolio     Growth of capital, and only incidentally     Securities of companies that use technology
                                           for current income                           extensively in the development of new or
                                                                                        improved products or processes

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio          Long-term growth of capital                  Diversified portfolio of equity securities
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                  Long-term growth of capital                  Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------

Davis Real Estate Portfolio                Total return through a combination of        Securities issued by companies that are
                                           growth and income                            "principally engaged" in real estate

------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                      Long-term growth of capital                  U.S. common stocks of companies with
                                                                                        at least $10 billion market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio          Long-term capital appreciation               U.S. and foreign common stocks of
                                                                                        companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers            Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities          Capital growth                               U.S. and foreign common stocks
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                  Common stocks with medium market
                                                                                        capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth                 Long-term growth of capital                  Equity securities of medium-sized
Portfolio                                                                               companies

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation           Long-term growth of capital                  Equity securities of companies of any size;
Portfolio                                                                               non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio               Long-term growth of capital in a manner      Common stocks of issuers of any size
                                           consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Long-term growth of capital in a manner      Common stocks of foreign and U.S.
Portfolio                                  consistent with preservation of capital      issuers; usually invests in at least five
                                                                                        countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                  Common stocks of emerging growth
                                                                                        companies of any size
------------------------------------------------------------------------------------------------------------------------------------


* Effective April 30, 2004, pursuant to shareholder approval, the AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund. As a result of this merger, the AIM V.I. Global Utilities Fund is no longer being offered as a variable investment option under this contract.



                                                                   -------------
                                                                   PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a           Equity securities issued by U.S. and
                                           secondary objective to seek reasonable       foreign companies
                                           current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   To seek capital appreciation                 Equity securities of companies that offer
                                                                                        superior prospects for growth, both U.S.
                                                                                        and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                        Long-term growth of capital and future       Equity securities of companies believed to
                                           income                                       possess better than average prospects for
                                                                                        long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                    Above average income consistent with         Broad list of securities, including a
                                           prudent employment of capital; as a          combination of equity and fixed-income,
                                           secondary objective, to provide reasonable   both U.S. and foreign
                                           opportunity for growth of capital and
                                           income
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Seeks to provide investors with high         Debt securities issued by the U.S.
Government Portfolio                       current return consistent with               government, its agencies or its
                                           preservation of capital                      instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Long-term growth of capital and              Income-producing equity securities,
Growth and Income Portfolio                income                                       including common stocks and convertible
                                                                                        securities, although investments are also
                                                                                        made in non-convertible preferred stocks and
                                                                                        debt securities
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                     At least 65% of its total assets in the
                                                                                        equity securities of companies that are
                                                                                        located anywhere in the world, including
                                                                                        those in the U.S.and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Some of these Funds may not be available in your state.
------------------------------------------------------------------------------------------------------------------------------------


--------------
12  PROSPECTUS
--------------

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                               Investment adviser
Fund                                           and principal business address
---------------------------------------------------------------------------------------------
The Guardian Stock Fund                        Guardian Investor Services LLC
The Guardian Small Cap Stock Fund              7 Hanover Square
The Guardian Bond Fund                         New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund

The Guardian VC Low Duration Bond Fund
---------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap                  Guardian Investor Services LLC (Adviser)
  Value Fund                                   7 Hanover Square
The Guardian UBS VC Small Cap Value            New York, New York 10004
  Fund
                                               UBS Global Asset Management
                                               (Americas) Inc. (Sub-adviser)
                                               One North Wacker Drive
                                               Chicago, Illinois 60606
---------------------------------------------------------------------------------------------
Baillie Gifford International Growth Fund      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund          Baillie Gifford Overseas Limited (Sub-adviser)
                                               Calton Square
                                               1 Greenside Row
                                               Edinburgh, EH1 3AN Scotland

---------------------------------------------------------------------------------------------
Value Line Centurion Fund                      Value Line, Inc.
Value Line Strategic Asset Management          220 East 42nd Street
  Trust                                        New York, New York 10017
---------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     Gabelli Funds, LLC
                                               One Corporate Center
                                               Rye, New York 10580-1422
---------------------------------------------------------------------------------------------
MFS Investors Trust Series                     MFS Investment Management(R)
MFS Emerging Growth Series                     500 Boylston Street
MFS New Discovery Series                       Boston, MA 02116
MFS Research Series
MFS Total Return Series
---------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund             A I M Advisors, Inc.
INVESCO VIF-Utilities Fund                     11 Greenway Plaza-- Suite 100
AIM V.I. Premier Equity Fund                   Houston, Texas 77046-1173

---------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio    Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio     1345 Avenue of the Americas
AllianceBernstein Technology Portfolio         New York, New York 10105
AllianceBernstein Value Portfolio
---------------------------------------------------------------------------------------------
Davis Financial Portfolio                      Davis Selected Advisers, LP
Davis Real Estate Portfolio                    2949 East Elvira Road
Davis Value Portfolio                          Suite 101
                                               Tucson, Arizona 85706
---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio           82 Devonshire Street
Fidelity VIP Growth Opportunities Portfolio    Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio
---------------------------------------------------------------------------------------------


                                                                  --------------
                                                                  PROSPECTUS  13
                                                                  --------------

                                               Investment adviser
Fund                                           and principal business address
---------------------------------------------------------------------------------------------

Janus Aspen Aggressive Growth Portfolio        Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio     151 Detroit Street
Janus Aspen Growth Portfolio                   Denver, Colorado 80206-4928
Janus Aspen Worldwide Growth Portfolio

---------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               Templeton Global Advisors Limited
                                               Lyford Cay
                                               Nassau, Bahamas

                                               Templeton Asset Management Limited
                                                 (Sub-adviser)
                                               #7 Temasek Boulevard
                                               #38-3 Suntec Tower One
                                               Singapore 038987

---------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio                         Van Kampen Asset Management Inc.
Van Kampen Life Investment Trust               1 Parkview Plaza
  Growth and Income Portfolio                  Oakbrook Terrace, Illinois 60181
---------------------------------------------------------------------------------------------


--------------
14  PROSPECTUS
--------------

When you buy a contract, please note:
--------------------------------------------------------------------------------
o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.

Fixed-rate option

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.


                                                                  --------------
                                                                  PROSPECTUS  15
                                                                  --------------

Transfers

You can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

      --    $2,500.

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before 4:00 p.m. New York City time, you will receive that day's unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We make this determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates these parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. We will not grant waivers to any contract owners who violate these parameters. Restrictions may be imposed without prior notice and may include without limitation:


      o limiting the frequency of transfers to not more than once every 30 days;

      o     imposing a fee of up to $25 per transfer;


--------------
16  PROSPECTUS
--------------

Personal Security
--------------------------------------------------------------------------------
When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC (GIS), nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

      o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

      o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

      o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o     10% of the amount of your single premium payment.


                                                                  --------------
                                                                  PROSPECTUS  17
                                                                  --------------

Special Restrictions
--------------------------------------------------------------------------------
There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

For Flexible Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o 10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Managing your annuity - Dollar Cost Averaging

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We'll give you written notice if we do so. Transfers under this program do not count against any free transfer permitted under the contract. You may terminate the program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate options. See Transfers for limitations on such transfers.


--------------
18  PROSPECTUS
--------------

--------------------------------------------------------------------------------
Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of The Guardian Cash Fund investment division. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only twenty options at one time (this includes the required Guardian Cash Fund option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12 month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

THE ANNUITY PERIOD

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

How your annuity payments are calculated

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant


                                                                  --------------
                                                                  PROSPECTUS  19
                                                                  --------------

o     the annuity payout option you choose, and

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each in-vestment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each subsequent variable payment:

o if the actual net annual return on investment equals 4% -- the amount of your variable annuity payments will not change.

o if the actual net annual return on investment is greater than 4% -- the amount of your variable annuity payments will increase.

o if the actual net annual return on investment is less than 4% -- the amount of your variable annuity payments will decrease.

Variable annuity payout options

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


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All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable invest-ment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Option V-1 -- Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

Option V-2 -- Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option V-3 -- Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

Fixed-rate annuity payout options

All Fixed Annuity Payout Options are designated by the letter "F."

Option F-1 -- Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.


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Option F-2 -- Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option F-3 -- Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OTHER CONTRACT FEATURES

Death benefits

If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.


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If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.


--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:


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                                                                  PROSPECTUS  23
                                                                  --------------

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.

Enhanced death benefits

Enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      --    plus any premiums paid after the reset date

      --    minus any partial withdrawals after the reset date

      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).


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24  PROSPECTUS
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Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      --    plus any premiums paid after that rider anniversary

      --    minus any partial withdrawals after that rider anniversary

      -- minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.

FINANCIAL INFORMATION

How we calculate unit values


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading and GIAC is open for business.


To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.


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The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

Contract costs and expenses

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:


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26  PROSPECTUS
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Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

 Number of Contract                    Contingent
Years Completed from                    Deferred
 Date of the Premium                  Sales Charge
       Payment                         Percentage
--------------------------------------------------
          1                                6%
--------------------------------------------------
          2                                6%
--------------------------------------------------
          3                                5%
--------------------------------------------------
          4                                4%
--------------------------------------------------
          5                                3%
--------------------------------------------------
          6                                2%
--------------------------------------------------
          7                                1%
--------------------------------------------------
         8+                                0%
--------------------------------------------------

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

o 6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     6% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin.


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                                                                  PROSPECTUS  27
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In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Federal tax matters

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


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28  PROSPECTUS
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


Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:


o     made on or after the taxpayer reaches age 59 1/2,

o     made from an immediate annuity contract,


o     made on or after the death of an owner,

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life -- or life expectancy -- of the taxpayer.


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                                                                  PROSPECTUS  29
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If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.


Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.


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30  PROSPECTUS
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

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.



                                                                  --------------
                                                                  PROSPECTUS  31
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

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.


Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled


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32  PROSPECTUS
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

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exemptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.


Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.


In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.


                                                                  --------------
                                                                  PROSPECTUS  33
                                                                  --------------

Gender-neutral and gender-distinct tables
--------------------------------------------------------------------------------
As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.


Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death, or to the employee's former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental 457(b) Plan that separately accounts for rollover amounts.


Our income taxes

At the present time, we make no charge for any Federal, state or local taxes -- other than the charge for state and local premium taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

Performance results

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of


--------------
34  PROSPECTUS
--------------

Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.


                                                                  --------------
                                                                  PROSPECTUS  35
                                                                  --------------

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

YOUR RIGHTS AND RESPONSIBILITIES

Voting rights

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES


We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 4:00 p.m. New York City time on any day we are open for business.


In addition to telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services


--------------
36  PROSPECTUS
--------------
become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

Your right to cancel the contract

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.


                                                                  --------------
                                                                  PROSPECTUS  37
                                                                  --------------

Distribution of the contract

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


--------------
38  PROSPECTUS
--------------

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Retirement Date: The date on which annuity payments under the contract begin.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business Day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than 4:00 p.m. New York City time on that day in order to receive that day's unit values.


Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and accumulation values.


                                                                  --------------
                                                                  PROSPECTUS  39
                                                                  --------------

OTHER INFORMATION

Legal Proceedings

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

Where to get more information

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
  Customer Service Office
  Box 26210
  Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts


o     Calculation of Yield Quotations for The Guardian Cash Fund


o     Valuation of assets of the Separate Account

o     Transferability restrictions


o     Experts



--------------
40  PROSPECTUS
--------------

--------------------------------------------------------------------------------
APPENDIX A SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2003. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 16, 1990. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.


There are no outstanding accumulation units for contracts including the contract anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:


                                                                                                 CONTRACT TYPE
                                                                                           -------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                                YEAR                         BENEFIT
INVESTMENT OPTION                                                                END              BASIC        RIDER
--------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                          2003          $15.28          $11.35
                                                                                2002           15.36           11.44
                                                                                2001           15.35           11.47
                                                                                2000           14.99           11.23
                                                                                1999           14.30           10.75
                                                                                1998           13.81           10.41
                                                                                1997           13.29           10.05
                                                                                1996           12.79
                                                                                1995           12.32
                                                                                1994           11.81
                                                                                1993           11.51
--------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                         2003           33.08            9.37
                                                                                2002           27.55            7.83
                                                                                2001           35.23           10.04
                                                                                2000           45.37           12.97
                                                                                1999           56.24           16.11
                                                                                1998           43.37           12.48
                                                                                1997           36.61           10.56
                                                                                1996           27.31
                                                                                1995           21.78
                                                                                1994           16.36
                                                                                1993           16.76
--------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                          2003           23.61           13.64
                                                                                2002           22.81           13.21
                                                                                2001           21.08           12.24
                                                                                2000           19.59           11.41
                                                                                1999           18.01           10.53
                                                                                1998           18.37           10.77
                                                                                1997           17.20           10.11
                                                                                1996           15.96
                                                                                1995           15.70
                                                                                1994           13.50
                                                                                1993           14.15
--------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                               2003           14.50           12.77
                                                                                2002           10.23            9.03
                                                                                2001           12.25           10.85
                                                                                2000           13.44           11.94
                                                                                1999           14.07           12.54
                                                                                1998           10.54            9.42
                                                                                1997           11.31           10.14
--------------------------------------------------------------------------------------------------------------------



--------                                                          --------------
APPENDIX                                                          PROSPECTUS  41
--------                                                          --------------

APPENDIX A


                                                                                                 CONTRACT TYPE
                                                                                           -------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                                YEAR                         BENEFIT
INVESTMENT OPTION                                                                END              BASIC        RIDER
--------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                                  2003          $ 8.12          $ 8.04
                                                                                2002            6.41            6.36
                                                                                2001            8.36            8.32
                                                                                2000            9.60            9.58
--------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                           2003            9.39            9.29
                                                                                2002            7.44            7.38
                                                                                2001            9.39            9.35
                                                                                2000           10.44           10.42
--------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                            2003           11.49           11.37
                                                                                2002            9.85            9.78
                                                                                2001            9.84            9.79
                                                                                2000            9.61
--------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                      2003           26.09           16.39
                                                                                2002           19.48           12.28
                                                                                2001           23.00           14.54
                                                                                2000           22.69           14.39
                                                                                1999           21.75           13.83
                                                                                1998           18.36           11.71
                                                                                1997           16.63           10.64
                                                                                1996           11.80
                                                                                1995           10.75
--------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                              2003           18.99           11.11
                                                                                2002           14.77            8.67
                                                                                2001           18.16           10.69
                                                                                2000           23.08           13.63
                                                                                1999           29.18           17.28
                                                                                1998           21.22           12.61
                                                                                1997           17.72           10.56
                                                                                1996           16.01
                                                                                1995           14.04
                                                                                1994           12.77
                                                                                1993           12.80
--------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                           2003           13.95           13.93
                                                                                2002            9.17            9.18
                                                                                2001            9.90            9.95
                                                                                2000            9.42            9.50
                                                                                1999           13.20           13.35
                                                                                1998            7.75            7.86
                                                                                1997           10.71           10.89
                                                                                1996           10.63
                                                                                1995            8.63
                                                                                1994            8.78
--------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                       2003           34.66           10.31
                                                                                2002           29.35            8.75
                                                                                2001           38.52           11.53
                                                                                2000           46.59           13.98
                                                                                1999           53.84           16.21
                                                                                1998           42.48           12.82
                                                                                1997           33.71           10.21
                                                                                1996           28.10
                                                                                1995           24.22
                                                                                1994           17.50
                                                                                1993           18.10
--------------------------------------------------------------------------------------------------------------------



--------------                                                          --------
42  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                 CONTRACT TYPE
                                                                                           -------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                                YEAR                         BENEFIT
INVESTMENT OPTION                                                                END              BASIC        RIDER
--------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                     2003          $38.01          $13.48
                                                                                2002           33.00           11.73
                                                                                2001           38.16           13.61
                                                                                2000           44.33           15.86
                                                                                1999           43.99           15.79
                                                                                1998           35.80           12.89
                                                                                1997           28.42           10.26
                                                                                1996           24.85
                                                                                1995           21.70
                                                                                1994           17.08
                                                                                1993           18.16
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                              2003            6.92            6.84
                                                                                2002            5.40            5.36
                                                                                2001            7.23            7.19
                                                                                2000            9.53            9.51
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                                  2003            6.35            6.28
                                                                                2002            5.40            5.35
                                                                                2001            7.33            7.30
                                                                                2000           10.29           10.27
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                    2003            6.82            6.75
                                                                                2002            5.52            5.48
                                                                                2001            8.00            7.97
                                                                                2000            9.26            9.24
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio                                     2003           10.44           10.39
                                                                                2002            7.99            7.98
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio                                      2003            9.65            9.61
                                                                                2002            7.92              --
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio                                          2003            9.67            9.62
                                                                                2002            6.80              --
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                                               2003           10.80           10.74
                                                                                2002            8.50            8.49
--------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                                       2003           11.69           11.57
                                                                                2002            8.95            8.88
                                                                                2001           10.89           10.84
                                                                                2000           12.29           12.27
--------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                     2003           16.78           16.60
                                                                                2002           12.41           12.32
                                                                                2001           11.86           11.80
                                                                                2000           11.37           11.35
--------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                                           2003            9.72            9.62
                                                                                2002            7.58            7.52
                                                                                2001            9.16            9.11
                                                                                2000           10.34           10.32
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class)                               2003            9.88            9.77
                                                                                2002            7.78            7.72
                                                                                2001            8.69            8.65
                                                                                2000           10.04           10.02
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class)                            2003           10.80           10.68
                                                                                2002            8.39            8.32
                                                                                2001           10.22           10.18
                                                                                2000           10.90           10.88
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class)                     2003            7.93            7.84
                                                                                2002            6.19            6.14
                                                                                2001            8.01            7.98
                                                                                2000            9.48            9.46



--------                                                          --------------
APPENDIX                                                          PROSPECTUS  43
--------                                                          --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                 CONTRACT TYPE
                                                                                           -------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                                YEAR                         BENEFIT
INVESTMENT OPTION                                                                END              BASIC        RIDER
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class)                                  2003          $14.81          $14.65
                                                                                2002           10.82           10.73
                                                                                2001           12.14           12.09
                                                                                2000           12.71           12.69
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                                           2003           10.39           10.34
                                                                                2002            7.96            7.94
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)                     2003            4.82            4.77
                                                                                2002            3.61            3.58
                                                                                2001            5.07            5.04
                                                                                2000            8.46            8.45
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares)               2003            7.10            7.02
                                                                                2002            5.95            5.91
                                                                                2001            7.14            7.11
                                                                                2000            9.23            9.21
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                             2003            6.52            6.45
                                                                                2002            5.01            4.97
                                                                                2001            6.89            6.86
                                                                                2000            9.26            9.25
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                   2003            6.33            6.26
                                                                                2002            5.16            5.12
                                                                                2001            7.01            6.97
                                                                                2000            9.14            9.12
--------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class)                                      2003            5.14            5.09
                                                                                2002            3.99            3.96
                                                                                2001            6.10            6.07
                                                                                2000            9.28            9.26
--------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2003           10.25           10.32
                                                                                2002            8.49            8.58
                                                                                2001           10.87           11.01
                                                                                2000           13.08           13.29
                                                                                1999           13.26           13.51
                                                                                1998           12.57           12.84
                                                                                1997           10.40           10.66
--------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class)                                        2003            8.88            8.78
                                                                                2002            6.72            6.66
                                                                                2001            9.94            9.89
                                                                                2000           10.59           10.57
--------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)                                             2003            6.93            6.86
                                                                                2002            5.62            5.58
                                                                                2001            7.54            7.50
                                                                                2000            9.68            9.67
--------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class)                                         2003           12.00           11.87
                                                                                2002           10.43           10.35
                                                                                2001           11.13           11.08
                                                                                2000           11.23           11.21
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio (Class II)                2003           10.66           10.61
                                                                                2002           10.63           10.60
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)         2003           11.40           10.35
                                                                                2002            8.24            8.22
--------------------------------------------------------------------------------------------------------------------



--------------                                                          --------
44  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                     CONTRACT TYPE
                                                                                           ------------------------------
                                                                                                                   7-YEAR
                                                                                                                    DEATH
                                                                                YEAR                              BENEFIT
INVESTMENT OPTION                                                                END              BASIC             RIDER
-------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                          2003           6,028,620          519,552
                                                                                2002           9,456,907          860,964
                                                                                2001          11,101,327        1,031,906
                                                                                2000           9,596,904          845,837
                                                                                1999          13,934,054        1,084,454
                                                                                1998          14,263,345          626,778
                                                                                1997          13,909,645          259,478
                                                                                1996          14,702,759
                                                                                1995          14,168,060
                                                                                1994          15,006,889
                                                                                1993           9,999,693
-------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                         2003          19,451,754        4,533,013
                                                                                2002          23,054,222        5,487,176
                                                                                2001          29,533,253        7,249,644
                                                                                2000          37,104,107        9,362,793
                                                                                1999          41,964,138       10,190,342
                                                                                1998          50,156,253        7,683,675
                                                                                1997          55,579,619        3,990,332
                                                                                1996          50,275,930
                                                                                1995          43,472,046
                                                                                1994          35,419,142
                                                                                1993          25,090,864
-------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                          2003           6,031,101          829,181
                                                                                2002           7,821,403        1,267,625
                                                                                2001           7,731,557        1,109,572
                                                                                2000           7,511,758          916,576
                                                                                1999           9,203,256        1,145,593
                                                                                1998          11,326,075          915,799
                                                                                1997          12,034,797          317,240
                                                                                1996          12,663,085
                                                                                1995          13,111,356
                                                                                1994          11,671,070
                                                                                1993          11,792,527
-------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                               2003           2,772,437          242,228
                                                                                2002           2,765,735          225,006
                                                                                2001           2,868,390          292,911
                                                                                2000           3,557,758          410,859
                                                                                1999           3,010,741          706,437
                                                                                1998           3,733,815          820,470
                                                                                1997           3,681,360          542,814
-------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                                  2003           1,379,012          129,107
                                                                                2002           1,082,762           68,471
                                                                                2001             864,060           72,521
                                                                                2000             115,262            1,582
-------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                           2003             334,663           48,638
                                                                                2002             193,575           23,022
                                                                                2001             265,382           19,408
                                                                                2000              78,464            3,520
-------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                            2003             544,707           32,253
                                                                                2002             250,105           20,525
                                                                                2001             204,845            2,876
                                                                                2000              36,359               --
-------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                      2003           3,359,412          642,777
                                                                                2002           3,585,124          618,497
                                                                                2001           4,047,602          767,170
                                                                                2000           3,881,708          733,340
                                                                                1999           4,615,764        1,089,293
                                                                                1998           5,301,775          974,320
                                                                                1997           4,972,853          570,583
                                                                                1996           3,748,050
                                                                                1995           2,148,368
-------------------------------------------------------------------------------------------------------------------------



--------                                                          --------------
APPENDIX                                                          PROSPECTUS  45
--------                                                          --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                     CONTRACT TYPE
                                                                                           ------------------------------
                                                                                                                   7-YEAR
                                                                                                                    DEATH
                                                                                YEAR                              BENEFIT
INVESTMENT OPTION                                                                END              BASIC             RIDER
-------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                              2003           5,016,733          570,045
                                                                                2002           5,987,351          661,898
                                                                                2001           7,402,239          838,502
                                                                                2000           9,771,054        1,154,056
                                                                                1999          11,223,178        1,457,210
                                                                                1998          13,245,135        1,040,689
                                                                                1997          14,456,736          513,510
                                                                                1996          15,094,820
                                                                                1995          13,864,952
                                                                                1994          15,074,816
                                                                                1993           8,565,453
-------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                           2003           1,765,901          105,459
                                                                                2002           1,871,531          119,705
                                                                                2001           2,046,816          147,733
                                                                                2000           2,482,908          184,854
                                                                                1999           3,055,038          353,384
                                                                                1998           2,924,415          356,230
                                                                                1997           4,422,388          327,148
                                                                                1996           3,371,380
                                                                                1995           1,440,233
                                                                                1994             606,438
-------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                       2003           3,933,358          680,930
                                                                                2002           4,639,161          806,359
                                                                                2001           5,814,117        1,018,409
                                                                                2000           7,206,185        1,235,716
                                                                                1999           8,400,109        1,532,459
                                                                                1998           9,176,837        1,044,912
                                                                                1997          10,475,161          628,226
                                                                                1996           5,944,240
                                                                                1995           9,664,499
                                                                                1994           8,309,405
                                                                                1993           7,416,828
-------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                     2003          11,751,872        2,291,584
                                                                                2002          13,812,779        2,849,392
                                                                                2001          17,377,163        3,731,307
                                                                                2000          20,945,510        4,407,994
                                                                                1999          23,900,039        4,795,070
                                                                                1998          27,209,665        3,004,574
                                                                                1997          30,381,124        1,389,018
                                                                                1996          31,212,411
                                                                                1995          28,610,833
                                                                                1994          27,391,820
                                                                                1993          23,033,364
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                              2003             376,901           19,618
                                                                                2002             374,146           29,466
                                                                                2001             543,701           47,001
                                                                                2000             554,443           59,188
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                                  2003              95,181           10,169
                                                                                2002              79,695            5,580
                                                                                2001             132,578            3,843
                                                                                2000              55,284            4,021
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                    2003             402,344           38,149
                                                                                2002             499,838           52,287
(formerly AIM V.I. Value Fund)                                                  2001             752,786           67,962
                                                                                2000             347,685           10,882
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio                                     2003             274,508           13,687
                                                                                2002              20,036           15,252
AllianceBernstein Premier Growth Portfolio                                      2003              92,599           12,811
                                                                                2002               2,790               --
-------------------------------------------------------------------------------------------------------------------------



--------------                                                          --------
46  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                     CONTRACT TYPE
                                                                                           ------------------------------
                                                                                                                   7-YEAR
                                                                                                                    DEATH
                                                                                YEAR                              BENEFIT
INVESTMENT OPTION                                                                END              BASIC             RIDER
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio                                          2003             129,071           21,733
                                                                                2002               8,947               --
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                                               2003             138,117           17,763
                                                                                2002              81,202            6,409
-------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                                       2003             261,056           16,672
                                                                                2002             278,025           15,238
                                                                                2001             375,499           26,910
                                                                                2000             163,662           35,571
-------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                     2003             551,741           92,493
                                                                                2002             451,483           76,056
                                                                                2001             163,258           24,931
                                                                                2000             101,524           15,795
-------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                                           2003           1,528,017          159,032
                                                                                2002           1,474,930          182,897
                                                                                2001           1,622,210          160,700
                                                                                2000             772,430           47,021
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class)                               2003           1,698,765          290,615
                                                                                2002           1,463,397          104,305
                                                                                2001             930,322           75,177
                                                                                2000             255,412           15,882
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class)                            2003           1,103,792          100,233
                                                                                2002             951,416          105,347
                                                                                2001             729,421          104,223
                                                                                2000              67,729           14,151
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class)                     2003             242,013           12,425
                                                                                2002              81,416            3,134
                                                                                2001              87,433            5,751
                                                                                2000              21,115            1,719
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class)                                  2003           1,803,176          215,521
                                                                                2002           1,744,068          124,077
                                                                                2001           1,398,815           89,713
                                                                                2000           1,167,489           96,187
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                                           2003             273,913           31,235
                                                                                2002             118,224           16,394
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)                     2003             560,184           38,524
                                                                                2002             434,736           14,310
                                                                                2001             615,473           48,567
                                                                                2000             868,436           32,561
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares)               2003             574,029           37,362
                                                                                2002             612,471           42,989
                                                                                2001             664,090           60,384
                                                                                2000             458,794           31,021
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                             2003             444,434           33,925
                                                                                2002             533,613           42,965
                                                                                2001             732,194          131,473
                                                                                2000             549,607           93,712
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)                   2003             951,615           67,972
                                                                                2002           1,315,032          129,084
                                                                                2001           1,510,751          206,264
                                                                                2000           1,064,845          124,924
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class)                                      2003             340,505           77,736
                                                                                2002             226,639           21,092
                                                                                2001             351,543           16,806
                                                                                2000             310,649           17,227
-------------------------------------------------------------------------------------------------------------------------



--------                                                          --------------
APPENDIX                                                          PROSPECTUS  47
--------                                                          --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A


                                                                                                     CONTRACT TYPE
                                                                                           ------------------------------
                                                                                                                   7-YEAR
                                                                                                                    DEATH
                                                                                YEAR                              BENEFIT
INVESTMENT OPTION                                                                END              BASIC             RIDER
-------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2003             797,093           89,002
                                                                                2002             971,716          102,276
                                                                                2001           1,377,253          225,960
                                                                                2000           1,708,374          272,814
                                                                                1999           2,473,303          632,195
                                                                                1998           2,439,681          664,067
                                                                                1997             445,841           41,031
-------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class)                                        2003             504,746           35,828
                                                                                2002             440,823           26,395
                                                                                2001             576,897           37,658
                                                                                2000             254,820           13,361
-------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)                                             2003             112,574           10,627
                                                                                2002             166,787           14,831
                                                                                2001             301,375           21,250
                                                                                2000             205,060            8,811
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class)                                         2003           2,133,759          106,601
                                                                                2002           1,989,124          104,484
                                                                                2001           1,377,004           58,131
                                                                                2000             170,337           11,957
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio (Class II)                2003             438,524           37,542
                                                                                2002             447,786          123,402
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)         2003             162,745           32,077
                                                                                2002              56,154           18,151
-------------------------------------------------------------------------------------------------------------------------



--------------                                                          --------
48  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

THE GUARDIAN INVESTOR(R)
INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACTS

Issued Through The Guardian Separate Account D of
The Guardian Insurance &Annuity Company, Inc.


Statement of Additional Information dated May 1, 2004

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name "The Guardian Investor") dated May 1, 2004.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                  Table of Contents
                                                                         Page
                                                                         ----

                  Services to the Separate Account.................      B-2

                  Annuity Payments.................................      B-2

                  Tax Status of the Contracts......................      B-3


                  Calculation of  Yield Quotations for
                  The Guardian Cash Fund Investment
                  Division.........................................      B-4

                  Valuation of Assets of the Separate Account......      B-4

                  Transferability Restrictions.....................      B-4

                  Experts..........................................      B-4


EB-013286  5/03


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-1
                                                                           -----

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account D (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC ("PAS") or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2003, 2002 and 2001, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,478,315, $39,993,217 and $33,476,514, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate Annuity


-----
 B-2                                         STATEMENT OF ADDITIONAL INFORMATION
-----

Unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return of 4% under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable annuity payments will remain constant. If the actual net investment rate exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them in conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.


Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-3
                                                                           -----

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.


VALUATION OF ASSETS OF THE SEPARATE ACCOUNT


The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS


The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



-----
 B-4                                         STATEMENT OF ADDITIONAL INFORMATION
-----

                       This page intentionally left blank


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-5
                                                                           -----

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                          Investment Divisions
                                                                   -----------------------------------------------------------------
                                                                                                           Guardian      Guardian VC
                                                                         Guardian         Guardian         VC Asset       High Yield
                                                                            Stock     VC 500 Index       Allocation             Bond
                                                                   --------------   --------------   --------------   --------------
Assets:
    Shares owned in underlying fund ............................       25,277,286        1,507,463          428,411          787,808
    Net asset value per share (NAV) ............................            27.30             8.14             8.40             8.43
                                                                   --------------   --------------   --------------   --------------
       Total Assets (Shares x NAV) .............................   $  690,069,898   $   12,270,746   $    3,598,651   $    6,641,222
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          853,152           25,016            5,014           16,085
                                                                   --------------   --------------   --------------   --------------
       Net Assets ..............................................   $  689,216,746   $   12,245,730   $    3,593,637   $    6,625,137
                                                                   ==============   ==============   ==============   ==============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  643,395,484   $   11,202,139   $    3,141,923   $    6,258,550
                                                                   --------------   --------------   --------------   --------------
    Total Net Assets ...........................................   $  643,395,484   $   11,202,139   $    3,141,923   $    6,258,550
       Units Outstanding .......................................       19,451,754        1,379,012          334,663          544,707
       Unit Value (Accumulation) ...............................   $        33.08   $         8.12   $         9.39   $        11.49

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $   42,484,120   $    1,037,488   $      451,714   $      366,587
                                                                   --------------   --------------   --------------   --------------
    Total Net Assets ...........................................   $   42,484,120   $    1,037,488   $      451,714   $      366,587
       Units Outstanding .......................................        4,533,013          129,107           48,638           32,253
       Unit Value (Accumulation) ...............................   $         9.37   $         8.04   $         9.29   $        11.37

Net Assets: Total
    Contract value in accumulation period ......................   $  685,879,604   $   12,239,627   $    3,593,637   $    6,625,137
    Contract value in Payout (annuitization) period ............        3,337,142            6,103               --               --
                                                                   --------------   --------------   --------------   --------------
       Net Assets ..............................................   $  689,216,746   $   12,245,730   $    3,593,637   $    6,625,137
                                                                   ==============   ==============   ==============   ==============

FIFO Cost Of Shares In Underlying Fund .........................   $1,369,223,059   $   10,624,428   $    3,335,554   $    6,471,839

                                                                                          Investment Divisions
                                                                   -----------------------------------------------------------------
                                                                                                            Gabelli          Baillie
                                                                         Guardian         Guardian          Capital          Gifford
                                                                             Bond             Cash            Asset    International
                                                                   --------------   --------------   --------------   --------------
Assets:
    Shares owned in underlying fund ............................       12,650,416       13,250,771        5,994,882        7,669,580
    Net asset value per share (NAV) ............................            12.25            10.00            16.44            13.40
                                                                   --------------   --------------   --------------   --------------
       Total Assets (Shares x NAV) .............................   $  154,967,600   $  132,507,712   $   98,555,857   $  102,772,377
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          191,341       34,317,359          132,340          144,986
                                                                   --------------   --------------   --------------   --------------
       Net Assets ..............................................   $  154,776,259   $   98,190,353   $   98,423,517   $  102,627,391
                                                                   ==============   ==============   ==============   ==============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  142,407,047   $   92,142,294   $   87,645,873   $   95,247,610
                                                                   --------------   --------------   --------------   --------------
    Total Net Assets ...........................................   $  142,407,047   $   92,142,294   $   87,645,873   $   95,247,610
       Units Outstanding .......................................        6,031,101        6,028,620        3,359,412        5,016,733
       Unit Value (Accumulation) ...............................   $        23.61   $        15.28   $        26.09   $        18.99

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $   11,305,977   $    5,898,272   $   10,537,302   $    6,333,218
                                                                   --------------   --------------   --------------   --------------
    Total Net Assets ...........................................   $   11,305,977   $    5,898,272   $   10,537,302   $    6,333,218
       Units Outstanding .......................................          829,181          519,552          642,777          570,045
       Unit Value (Accumulation) ...............................   $        13.64   $        11.35   $        16.39   $        11.11

Net Assets: Total
    Contract value in accumulation period ......................   $  153,713,024   $   98,040,566   $   98,183,175   $  101,580,828
    Contract value in Payout (annuitization) period ............        1,063,235          149,787          240,342        1,046,563
                                                                   --------------   --------------   --------------   --------------
       Net Assets ..............................................   $  154,776,259   $   98,190,353   $   98,423,517   $  102,627,391
                                                                   ==============   ==============   ==============   ==============

FIFO Cost Of Shares In Underlying Fund .........................   $  153,906,105   $  132,507,712   $   92,564,682   $  120,744,557

                                                                         Investment Divisions
                                                                   -------------------------------
                                                                          Baillie
                                                                          Gifford         Guardian
                                                                         Emerging        Small Cap
                                                                          Markets            Stock
                                                                   --------------   --------------
Assets:
    Shares owned in underlying fund ............................        1,921,665        2,437,307
    Net asset value per share (NAV) ............................            13.60            17.83
                                                                   --------------   --------------
       Total Assets (Shares x NAV) .............................   $   26,134,647   $   43,457,192
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......           36,283           56,034
                                                                   --------------   --------------
       Net Assets ..............................................   $   26,098,364   $   43,401,158
                                                                   ==============   ==============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $   24,626,591   $   40,211,489
                                                                   --------------   --------------
    Total Net Assets ...........................................   $   24,626,591   $   40,211,489
       Units Outstanding .......................................        1,765,901        2,772,487
       Unit Value (Accumulation) ...............................   $        13.95   $        14.50

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $    1,468,926   $    3,093,204
                                                                   --------------   --------------
    Total Net Assets ...........................................   $    1,468,926   $    3,093,204
       Units Outstanding .......................................          105,459          242,228
       Unit Value (Accumulation) ...............................   $        13.93   $        12.77

Net Assets: Total
    Contract value in accumulation period ......................   $   26,095,517   $   43,304,693
    Contract value in Payout (annuitization) period ............            2,847           96,465
                                                                   --------------   --------------
       Net Assets ..............................................   $   26,098,364   $   43,401,158
                                                                   ==============   ==============

FIFO Cost Of Shares In Underlying Fund .........................   $   21,243,536   $   40,796,565

See notes to financial statements.


                                   B-6 & B-7

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                      Investment Divisions
                                                                   ---------------------------------------------------------
                                                                                    Value Line       AIM V.I.       AIM V.I.
                                                                                     Strategic        Capital         Global
                                                                     Value Line          Asset   Appreciation      Utilities
                                                                      Centurion     Management       Series I       Series I
                                                                   ------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ............................      7,927,563     26,276,458        129,189         60,202
    Net asset value per share (NAV) ............................          18.15          18.30          21.28          11.16
                                                                   ------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) .............................   $143,885,272   $480,859,177   $  2,749,139   $    671,850
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......        182,845        593,589          7,866          3,591
                                                                   ------------   ------------   ------------   ------------
       Net Assets ..............................................   $143,702,427   $480,265,588   $  2,741,273   $    668,259
                                                                   ============   ============   ============   ============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $136,343,500   $446,661,565   $  2,607,039   $    604,381
                                                                   ------------   ------------   ------------   ------------
    Total Net Assets ...........................................   $136,343,500   $446,661,565   $  2,607,039   $    604,381
       Units Outstanding .......................................      3,933,358     11,751,872        376,901         95,181
       Unit Value (Accumulation) ...............................   $      34.66   $      38.01   $       6.92   $       6.35

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $  7,019,357   $ 30,882,909   $    134,234   $     63,878
                                                                   ------------   ------------   ------------   ------------
    Total Net Assets ...........................................   $  7,019,357   $ 30,882,909   $    134,234   $     63,878
       Units Outstanding .......................................        680,930      2,291,584         19,618         10,169
       Unit Value (Accumulation) ...............................   $      10.31   $      13.48   $       6.84   $       6.28

Net Assets: Total
    Contract value in accumulation period ......................   $143,362,857   $477,544,474   $  2,741,273   $    668,259
    Contract value in Payout (annuitization) period ............        339,570      2,721,114             --             --
                                                                   ------------   ------------   ------------   ------------
       Net Assets ..............................................   $143,702,427   $480,265,588   $  2,741,273   $    668,259
                                                                   ============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund .........................   $220,322,102   $599,542,729   $  2,541,259   $    736,910

                                                                                      Investment Divisions
                                                                   ---------------------------------------------------------
                                                                                      Alliance       Alliance
                                                                       AIM V.I.      Bernstein      Bernstein       Alliance
                                                                        Premier       Growth &        Premier      Bernstein
                                                                         Equity         Income         Growth     Technology
                                                                       Series I        Class B        Class B        Class B
                                                                   ------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ............................        149,127        139,766         48,021        102,304
    Net asset value per share (NAV) ............................          20.23          21.62          21.33          14.35
                                                                   ------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) .............................   $  3,016,843   $  3,021,741   $  1,024,297   $  1,468,057
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          7,597         11,684          7,221         10,298
                                                                   ------------   ------------   ------------   ------------
       Net Assets ..............................................   $  3,009,246   $  3,010,057   $  1,017,076   $  1,457,759
                                                                   ============   ============   ============   ============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  2,745,105   $  2,866,841   $    894,008   $  1,247,737
                                                                   ------------   ------------   ------------   ------------
    Total Net Assets ...........................................   $  2,745,105   $  2,866,841   $    894,008   $  1,247,737
       Units Outstanding .......................................        402,344        274,508         92,599        129,071
       Unit Value (Accumulation) ...............................   $       6.82   $      10.44   $       9.65   $       9.67

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $    257,479   $    142,229   $    123,068   $    209,037
                                                                   ------------   ------------   ------------   ------------
    Total Net Assets ...........................................   $    257,479   $    142,229   $    123,068   $    209,037
       Units Outstanding .......................................         38,149         13,687         12,811         21,733
       Unit Value (Accumulation) ...............................   $       6.75   $      10.39   $       9.61   $       9.62

Net Assets: Total
    Contract value in accumulation period ......................   $  3,002,584   $  3,009,070   $  1,017,076   $  1,456,774
    Contract value in Payout (annuitization) period ............          6,662            987             --            985
                                                                   ------------   ------------   ------------   ------------
       Net Assets ..............................................   $  3,009,246   $  3,010,057   $  1,017,076   $  1,457,759
                                                                   ============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund .........................   $  3,297,229   $  2,606,915   $    943,033   $  1,371,585

                                                                       Investment Divisions
                                                                   ---------------------------
                                                                       Alliance
                                                                      Bernstein
                                                                          Value          Davis
                                                                        Class B      Financial
                                                                   ------------   ------------
Assets:
    Shares owned in underlying fund ............................        151,411        279,944
    Net asset value per share (NAV) ............................          11.16          11.66
                                                                   ------------   ------------
       Total Assets (Shares x NAV) .............................   $  1,689,741   $  3,264,144
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          7,685         13,133
                                                                   ------------   ------------
       Net Assets ..............................................   $  1,682,056   $  3,251,011
                                                                   ============   ============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  1,491,229   $  3,052,262
                                                                   ------------   ------------
    Total Net Assets ...........................................   $  1,491,229   $  3,052,262
       Units Outstanding .......................................        138,117        261,056
       Unit Value (Accumulation) ...............................   $      10.80   $      11.69

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $    190,827   $    192,823
                                                                   ------------   ------------
    Total Net Assets ...........................................   $    190,827   $    192,823
       Units Outstanding .......................................         17,763         16,672
       Unit Value (Accumulation) ...............................   $      10.74   $      11.57

Net Assets: Total
    Contract value in accumulation period ......................   $  1,682,056   $  3,245,085
    Contract value in Payout (annuitization) period ............             --          5,926
                                                                   ------------   ------------
       Net Assets ..............................................   $  1,682,056   $  3,251,011
                                                                   ============   ============

FIFO Cost Of Shares In Underlying Fund .........................   $  1,378,436   $  2,851,854

See notes to financial statements.


                                    B-8 & B-9

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                                                    Fidelity VIP
                                                                           Davis           Davis      Contrafund
                                                                     Real Estate           Value   Service Class
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................         808,497       1,565,416         853,474
    Net asset value per share (NAV) ............................           13.47           10.57           23.06
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $  10,890,458   $  16,546,446   $  19,681,108
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          20,601          24,564          33,839
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  10,869,857   $  16,521,882   $  19,647,269
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $   9,259,856   $  14,858,318   $  16,778,808
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   9,259,856   $  14,858,318   $  16,778,808
       Units Outstanding .......................................         551,741       1,528,017       1,698,765
       Unit Value (Accumulation) ...............................   $       16.78   $        9.72   $        9.88

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $   1,535,607       1,529,771   $   2,839,516
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   1,535,607   $   1,529,771   $   2,839,516
       Units Outstanding .......................................          92,493         159,032         290,615
       Unit Value (Accumulation) ...............................   $       16.60   $        9.62   $        9.77

Net Assets: Total
    Contract value in accumulation period ......................   $  10,795,463   $  16,388,089   $  19,618,324
    Contract value in Payout (annuitization) period ............          74,394         133,793          28,945
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  10,869,857   $  16,521,882   $  19,647,269
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $   9,220,795   $  14,612,875   $  16,691,405

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                    Fidelity VIP    Fidelity VIP
                                                                         Equity-          Growth    Fidelity VIP
                                                                          Income   Opportunities         Mid Cap
                                                                   Service Class   Service Class   Service Class
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................         563,011         134,326       1,266,384
    Net asset value per share (NAV) ............................           23.11           15.06           24.10
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $  13,011,184   $   2,022,944   $  30,519,843
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          20,736           6,735          50,569
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  12,990,448   $   2,016,209   $  30,469,274
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  11,919,698   $   1,918,760   $  26,706,289
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $  11,919,698   $   1,918,760   $  26,706,289
       Units Outstanding .......................................       1,103,792         242,013       1,803,176
       Unit Value (Accumulation) ...............................   $       10.80   $        7.93   $       14.81

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $   1,070,750   $      97,449   $   3,157,660
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   1,070,750   $      97,449   $   3,157,660
       Units Outstanding .......................................         100,233          12,425         215,521
       Unit Value (Accumulation) ...............................   $       10.68   $        7.84   $       14.65

Net Assets: Total
    Contract value in accumulation period ......................   $  12,990,448   $   2,016,209   $  29,863,949
    Contract value in Payout (annuitization) period ............              --              --         605,325
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  12,990,448   $   2,016,209   $  30,469,274
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $  11,421,101   $   1,743,320   $  24,111,497

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                                     Janus Aspen     Janus Aspen
                                                                       Templeton         Mid Cap         Capital
                                                                          Growth          Growth    Appreciation
                                                                      Securities   Institutional   Institutional
                                                                         Class 2          Shares          Shares
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................         284,604         135,493         224,149
    Net asset value per share (NAV) ............................           11.19           21.40           20.84
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $   3,184,717   $   2,899,549   $   4,671,258
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......           7,670          12,205          14,992
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   3,177,047   $   2,887,344   $   4,656,266
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $   2,847,152   $   2,699,706   $   4,072,765
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   2,847,152   $   2,699,706   $   4,072,765
       Units Outstanding .......................................         273,913         560,184         574,029
       Unit Value (Accumulation) ...............................   $       10.39   $        4.82   $        7.10

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $     323,044   $     183,660   $     262,231
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $     323,044   $     183,660   $     262,231
       Units Outstanding .......................................          31,235          38,524          37,362
       Unit Value (Accumulation) ...............................   $       10.34   $        4.77   $        7.02

Net Assets: Total
    Contract value in accumulation period ......................   $   3,170,196   $   2,883,366   $   4,334,996
    Contract value in Payout (annuitization) period ............           6,851           3,978         321,270
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   3,177,047   $   2,887,344   $   4,656,266
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $   2,678,960   $   2,872,015   $   4,494,198

See notes to financial statements.


                                   B-10 & B-11

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                                    Janus Aspen
                                                                     Janus Aspen       Worldwide             MFS
                                                                          Growth          Growth        Emerging
                                                                   Institutional   Institutional          Growth
                                                                          Shares          Shares   Initial Class
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................         162,809         251,365         139,683
    Net asset value per share (NAV) ............................           19.23           25.82           15.51
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $   3,130,817   $   6,490,251   $   2,166,487
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......           9,635          12,823           9,884
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   3,121,182   $   6,477,428   $   2,156,603
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $   2,897,877   $   6,019,096   $   1,750,681
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   2,897,877   $   6,019,096   $   1,750,681
       Units Outstanding .......................................         444,434         951,615         340,505
       Unit Value (Accumulation) ...............................   $        6.52   $        6.33   $        5.14

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $     218,819   $     425,303   $     395,373
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $     218,819   $     425,303   $     395,373
       Units Outstanding .......................................          33,925          67,972          77,736
       Unit Value (Accumulation) ...............................   $        6.45   $        6.26   $        5.09

Net Assets: Total
    Contract value in accumulation period ......................   $   3,116,696   $   6,444,399   $   2,146,054
    Contract value in Payout (annuitization) period ............           4,486          33,029          10,549
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   3,121,182   $   6,477,428   $   2,156,603
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $   3,068,294   $   7,000,510   $   1,997,391

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                             MFS             MFS
                                                                       Investors             New             MFS
                                                                           Trust       Discovery        Research
                                                                   Initial Class   Initial Class   Initial Class
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................         565,100         345,218          64,437
    Net asset value per share (NAV) ............................           16.34           13.96           13.35
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $   9,233,738   $   4,819,241   $     860,237
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          18,120           9,218           7,025
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   9,215,618   $   4,810,023   $     853,212
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $   8,173,634   $   4,481,501   $     780,342
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   8,173,634   $   4,481,501   $     780,342
       Units Outstanding .......................................         797,093         504,746         112,574
       Unit Value (Accumulation) ...............................   $       10.25   $        8.88   $        6.93

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $     918,750   $     314,684   $      72,870
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $     918,750   $     314,684   $      72,870
       Units Outstanding .......................................          89,002          35,828          10,627
       Unit Value (Accumulation) ...............................   $       10.32   $        8.78   $        6.86

Net Assets: Total
    Contract value in accumulation period ......................   $   9,092,384   $   4,796,185   $     853,212
    Contract value in Payout (annuitization) period ............         123,234          13,838              --
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $   9,215,618   $   4,810,023   $     853,212
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $  11,115,507   $   4,706,509   $     867,825

                                                                               Investment Divisions
                                                                   ---------------------------------------------
                                                                                      Van Kampen      Van Kampen
                                                                                            Life            Life
                                                                                      Investment      Investment
                                                                             MFS    Trust Growth           Trust
                                                                    Total Return        & Income      Government
                                                                   Initial Class        Class II        Class II
                                                                   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ............................       1,375,804         119,378         532,271
    Net asset value per share (NAV) ............................           19.58           17.03            9.55
                                                                   -------------   -------------   -------------
       Total Assets (Shares x NAV) .............................   $  26,938,251   $   2,033,001   $   5,083,191
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ......          38,742           9,043          10,368
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  26,899,509   $   2,023,958   $   5,072,823
                                                                   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ......................   $  25,599,340   $   1,692,112   $   4,674,637
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $  25,599,340   $   1,692,112   $   4,674,637
       Units Outstanding .......................................       2,133,759         162,745         438,524
       Unit Value (Accumulation) ...............................   $       12.00   $       10.40   $       10.66

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ......................   $   1,265,158   $     331,846   $     398,186
                                                                   -------------   -------------   -------------
    Total Net Assets ...........................................   $   1,265,158   $     331,846   $     398,186
       Units Outstanding .......................................         106,601          32,077          37,542
       Unit Value (Accumulation) ...............................   $       11.87   $       10.35   $       10.61

Net Assets: Total
    Contract value in accumulation period ......................   $  26,864,498   $   2,023,958   $   5,072,823
    Contract value in Payout (annuitization) period ............          35,011              --              --
                                                                   -------------   -------------   -------------
       Net Assets ..............................................   $  26,899,509   $   2,023,958   $   5,072,823
                                                                   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .........................   $  24,391,665   $   1,729,733   $   5,149,240

See notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account D

STATEMENT OF OPERATIONS

December 31, 2003 (continued)

                                                                                      Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                                       Guardian      Guardian VC
                                                                     Guardian         Guardian         VC Asset       High Yield
                                                                        Stock     VC 500 Index       Allocation             Bond
                                                                -------------    -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $   6,964,678    $     148,265    $      76,418    $     426,576
    Expenses:
       Mortality expense risk and administrative charges ....       7,999,406          105,391           28,960           65,903
                                                                -------------    -------------    -------------    -------------
    Net investment  income/(expense) ........................      (1,034,728)          42,874           47,458          360,673
                                                                -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....      87,282,841         (558,831)        (130,701)         190,184
       Reinvested realized gain distributions ...............              --               --               --               --
                                                                -------------    -------------    -------------    -------------
    Net realized gain/(loss) on investments .................      87,282,841         (558,831)        (130,701)         190,184
    Net change in unrealized appreciation/(depreciation) ....      33,489,281        2,556,190          631,050          225,255
                                                                -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....     120,772,122        1,997,359          500,349          415,439
                                                                -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $ 119,737,394    $   2,040,233    $     547,807    $     776,112
                                                                =============    =============    =============    =============

                                                                                       Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                                        Gabelli          Baillie
                                                                     Guardian         Guardian          Capital          Gifford
                                                                         Bond             Cash            Asset    International
                                                                -------------    -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $   6,438,135    $   1,110,632    $      99,952    $   1,488,881
    Expenses:
       Mortality expense risk and administrative charges ....       2,171,510        1,765,258        1,019,476        1,130,352
                                                                -------------    -------------    -------------    -------------
    Net investment  income/(expense) ........................       4,266,625         (654,626)        (919,524)         358,529
                                                                -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....       1,442,574               --       (3,185,053)     (39,210,777)
       Reinvested realized gain distributions ...............       4,592,791               --           87,981               --
                                                                -------------    -------------    -------------    -------------
    Net realized gain/(loss) on investments .................       6,035,365               --       (3,097,072)     (39,210,777)
    Net change in unrealized appreciation/(depreciation) ....      (4,079,109)              --       28,274,642       62,473,831
                                                                -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       1,956,256               --       25,177,570       23,263,054
                                                                -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   6,222,881    $    (654,626)   $  24,258,046    $  23,621,583
                                                                =============    =============    =============    =============

                                                                      Investment Divisions
                                                                -------------------------------
                                                                      Baillie
                                                                      Gifford         Guardian
                                                                     Emerging        Small Cap
                                                                      Markets            Stock
                                                                -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $     191,587    $          --
    Expenses:
       Mortality expense risk and administrative charges ....         249,339          414,898
                                                                -------------    -------------
    Net investment  income/(expense) ........................         (57,752)        (414,898)
                                                                -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....      (2,113,278)      (3,219,599)
       Reinvested realized gain distributions ...............              --               --
                                                                -------------    -------------
    Net realized gain/(loss) on investments .................      (2,113,278)      (3,219,599)
    Net change in unrealized appreciation/(depreciation) ....      10,841,009       15,467,556
                                                                -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       8,727,731       12,247,957
                                                                -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   8,669,979    $  11,833,059
                                                                =============    =============

See notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account D

STATEMENT OF OPERATIONS

December 31, 2003 (continued)

                                                                                     Investment Divisions
                                                                ------------------------------------------------------------
                                                                                  Value Line        AIM V.I.        AIM V.I.
                                                                                   Strategic         Capital          Global
                                                                  Value Line           Asset    Appreciation       Utilities
                                                                   Centurion      Management        Series I        Series I
                                                                ------------    ------------    ------------    ------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $         --    $  3,467,988    $         --    $     21,799
    Expenses:
       Mortality expense risk and administrative charges ....      1,678,320       5,674,991          31,027           6,680
                                                                ------------    ------------    ------------    ------------
    Net investment  income/(expense) ........................     (1,678,320)     (2,207,003)        (31,027)         15,119
                                                                ------------    ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....    (17,753,153)    (27,356,161)       (199,083)       (105,898)
       Reinvested realized gain distributions ...............             --              --              --              --
                                                                ------------    ------------    ------------    ------------
    Net realized gain/(loss) on investments .................    (17,753,153)    (27,356,161)       (199,083)       (105,898)
    Net change in unrealized appreciation/(depreciation) ....     42,354,916      95,160,310         797,553         179,366
                                                                ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ....     24,601,763      67,804,149         598,470          73,468
                                                                ------------    ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $ 22,923,443    $ 65,597,146    $    567,443    $     88,587
                                                                ============    ============    ============    ============

                                                                                      Investment Divisions
                                                                ------------------------------------------------------------
                                                                                    Alliance        Alliance
                                                                    AIM V.I.       Bernstein       Bernstein        Alliance
                                                                     Premier        Growth &         Premier       Bernstein
                                                                      Equity          Income          Growth      Technology
                                                                    Series I         Class B         Class B         Class B
                                                                ------------    ------------    ------------    ------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $      8,294    $     11,052    $         --    $         --
    Expenses:
       Mortality expense risk and administrative charges ....         35,963          20,280           7,140           8,689
                                                                ------------    ------------    ------------    ------------
    Net investment  income/(expense) ........................        (27,669)         (9,228)         (7,140)         (8,689)
                                                                ------------    ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....       (487,728)         70,935          38,389          54,038
       Reinvested realized gain distributions ...............             --              --              --              --
                                                                ------------    ------------    ------------    ------------
    Net realized gain/(loss) on investments .................       (487,728)         70,935          38,389          54,038
    Net change in unrealized appreciation/(depreciation) ....      1,101,245         405,856          82,954         101,063
                                                                ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ....        613,517         476,791         121,343         155,101
                                                                ------------    ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $    585,848    $    467,563    $    114,203    $    146,412
                                                                ============    ============    ============    ============

                                                                    Investment Divisions
                                                                ----------------------------
                                                                    Alliance
                                                                   Bernstein
                                                                       Value           Davis
                                                                     Class B       Financial
                                                                ------------    ------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $      8,035    $      9,764
    Expenses:
       Mortality expense risk and administrative charges ....         14,922          34,465
                                                                ------------    ------------
    Net investment  income/(expense) ........................         (6,887)        (24,701)
                                                                ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....            (97)       (205,585)
       Reinvested realized gain distributions ...............             --              --
                                                                ------------    ------------
    Net realized gain/(loss) on investments .................            (97)       (205,585)
    Net change in unrealized appreciation/(depreciation) ....        299,348         904,167
                                                                ------------    ------------
Net realized and unrealized gain/(loss) from investments ....        299,251         698,582
                                                                ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $    292,364    $    673,881
                                                                ============    ============

See notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account D

STATEMENT OF OPERATIONS

December 31, 2003 (continued)

                                                                              Investment Divisions
                                                                ----------------------------------------------
                                                                                                  Fidelity VIP
                                                                        Davis           Davis       Contrafund
                                                                  Real Estate           Value    Service Class
                                                                -------------   -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $     390,935   $     111,249    $      47,713
    Expenses:
       Mortality expense risk and administrative charges ....         104,169         168,813          184,064
                                                                -------------   -------------    -------------
    Net investment  income/(expense) ........................         286,766         (57,564)        (136,351)
                                                                -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....         149,121        (263,271)        (260,664)
       Reinvested realized gain distributions ...............         192,630              --               --
                                                                -------------   -------------    -------------
    Net realized gain/(loss) on investments .................         341,751        (263,271)        (260,664)
    Net change in unrealized appreciation/(depreciation) ....       1,854,564       3,839,147        4,071,747
                                                                -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       2,196,315       3,575,876        3,811,083
                                                                -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   2,483,081   $   3,518,312    $   3,674,732
                                                                =============   =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                 Fidelity VIP     Fidelity VIP
                                                                      Equity-           Growth     Fidelity VIP
                                                                       Income    Opportunities          Mid Cap
                                                                Service Class    Service Class    Service Class
                                                                -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $     162,453    $       3,595    $      70,154
    Expenses:
       Mortality expense risk and administrative charges ....         122,559           16,195          286,751
                                                                -------------    -------------    -------------
    Net investment  income/(expense) ........................          39,894          (12,600)        (216,597)
                                                                -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....        (385,710)         (96,762)        (167,025)
       Reinvested realized gain distributions ...............              --               --               --
                                                                -------------    -------------    -------------
    Net realized gain/(loss) on investments .................        (385,710)         (96,762)        (167,025)
    Net change in unrealized appreciation/(depreciation) ....       2,930,535          389,445        8,032,633
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       2,544,825          292,683        7,865,608
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   2,584,719    $     280,083    $   7,649,011
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen      Janus Aspen
                                                                    Templeton          Mid Cap          Capital
                                                                       Growth           Growth     Appreciation
                                                                   Securities    Institutional    Institutional
                                                                      Class 2           Shares           Shares
                                                                -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $      23,992    $          --    $      20,039
    Expenses:
       Mortality expense risk and administrative charges ....          23,675           27,998           53,096
                                                                -------------    -------------    -------------
    Net investment  income/(expense) ........................             317          (27,998)         (33,057)
                                                                -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....          (8,293)        (604,165)        (556,988)
       Reinvested realized gain distributions ...............              --               --               --
                                                                -------------    -------------    -------------
    Net realized gain/(loss) on investments .................          (8,293)        (604,165)        (556,988)
    Net change in unrealized appreciation/(depreciation) ....         546,418        1,219,658        1,339,807
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....         538,125          615,493          782,819
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $     538,442    $     587,495    $     749,762
                                                                =============    =============    =============

See notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account D

STATEMENT OF OPERATIONS

December 31, 2003 (continued)

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen
                                                                  Janus Aspen        Worldwide              MFS
                                                                       Growth           Growth         Emerging
                                                                Institutional    Institutional           Growth
                                                                       Shares           Shares    Initial Class
                                                                -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $       2,571    $      73,442    $          --
    Expenses:
       Mortality expense risk and administrative charges ....          38,883           83,114           18,753
                                                                -------------    -------------    -------------
    Net investment income/(expense) .........................         (36,312)          (9,672)         (18,753)
                                                                -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....        (472,606)      (2,587,436)        (370,329)
       Reinvested realized gain distributions ...............              --               --               --
                                                                -------------    -------------    -------------
    Net realized gain/(loss) on investments .................        (472,606)      (2,587,436)        (370,329)
    Net change in unrealized appreciation/(depreciation) ....       1,276,310        3,921,021          703,136
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....         803,704        1,333,585          332,807
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $     767,392    $   1,323,913    $     314,054
                                                                =============    =============    =============

                                                                                Investment Divisions
                                                                -----------------------------------------------
                                                                          MFS              MFS
                                                                    Investors              New              MFS
                                                                        Trust        Discovery         Research
                                                                Initial Class    Initial Class    Initial Class
                                                                -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $      59,068    $          --    $       7,033
    Expenses:
       Mortality expense risk and administrative charges ....         108,359           47,887           13,131
                                                                -------------    -------------    -------------
    Net investment income/(expense) .........................         (49,291)         (47,887)          (6,098)
                                                                -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....      (1,014,229)         (62,510)         (78,711)
       Reinvested realized gain distributions ...............              --               --               --
                                                                -------------    -------------    -------------
    Net realized gain/(loss) on investments .................      (1,014,229)         (62,510)         (78,711)
    Net change in unrealized appreciation/(depreciation) ....       2,694,317        1,143,349          279,347
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       1,680,088        1,080,839          200,636
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   1,630,797    $   1,032,952    $     194,538
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                    Van Kampen       Van Kampen
                                                                                          Life             Life
                                                                                    Investment       Investment
                                                                          MFS     Trust Growth            Trust
                                                                 Total Return         & Income       Government
                                                                Initial Class         Class II         Class II
                                                                -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends .................................   $     417,836    $       6,487    $     397,449
    Expenses:
       Mortality expense risk and administrative charges ....         286,254           15,202           95,325
                                                                -------------    -------------    -------------
    Net investment income/(expense) .........................         131,582           (8,715)         302,124
                                                                -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ....        (178,819)          35,338         (148,159)
       Reinvested realized gain distributions ...............              --               --               --
                                                                -------------    -------------    -------------
    Net realized gain/(loss) on investments .................        (178,819)          35,338         (148,159)
    Net change in unrealized appreciation/(depreciation) ....       3,589,275          290,834         (160,167)
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       3,410,456          326,172         (308,326)
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations .........................................   $   3,542,038    $     317,457    $      (6,202)
                                                                =============    =============    =============

See notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                          Investment Divisions
                                                                -------------------------------------------------------------------
                                                                                                         Guardian       Guardian VC
                                                                       Guardian         Guardian         VC Asset        High Yield
                                                                          Stock     VC 500 Index       Allocation              Bond
                                                                ---------------    -------------    -------------    --------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $    (2,510,509)   $      68,535    $      18,465    $      166,457
    Net realized gain/(loss) from sale of investments .......      (157,033,624)      (1,391,204)        (251,816)         (251,665)
    Reinvested realized gain distributions ..................                --               --               --                --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       (63,586,678)        (645,238)        (272,804)           59,738
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) resulting from operations .......      (223,130,811)      (1,967,907)        (506,155)          (25,470)
                                                                ---------------    -------------    -------------    --------------

2002 Contract Transactions
    Net contract purchase payments ..........................        11,267,156          116,240           30,880            25,244
    Transfers between investment divisions ..................      (101,295,511)       2,584,681         (237,243)        1,295,753
    Transfers on account of death ...........................        (4,338,797)         (27,569)              --           (87,556)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (117,539,004)      (1,143,838)        (350,562)         (585,548)
    Contract fees ...........................................          (912,981)          (4,883)          (1,430)           (1,312)
    Transfers-other .........................................           (20,380)             166              413               (12)
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) from contract transactions ......      (212,839,517)       1,524,797         (557,942)          646,569
                                                                ---------------    -------------    -------------    --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................           145,416               --               --                --
                                                                ---------------    -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets .....................      (435,824,912)        (443,110)      (1,064,097)          621,099
    Net Assets at December 31, 2001 .........................     1,116,985,248        7,822,419        2,673,676         2,044,273
                                                                ---------------    -------------    -------------    --------------
    Net Assets at December 31, 2002 .........................   $   681,160,336    $   7,379,309    $   1,609,579    $    2,665,372
                                                                ===============    =============    =============    ==============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $    (1,034,728)   $      42,874    $      47,458    $      360,673
    Net realized gain/(loss) from sale of investments .......        87,282,841         (558,831)        (130,701)          190,184
    Reinvested realized gain distributions ..................                --               --               --                --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        33,489,281        2,556,190          631,050           225,255
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) resulting from operations .......       119,737,394        2,040,233          547,807           776,112
                                                                ---------------    -------------    -------------    --------------

2003 Contract Transactions
    Net contract purchase payments ..........................         8,643,702          123,760           62,048            30,975
    Transfers between investment divisions ..................       (31,919,319)       3,843,097        1,854,059         4,631,899
    Transfers on account of death ...........................       (82,946,837)      (1,115,389)        (396,829)       (1,456,389)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (4,683,372)         (20,084)         (81,208)          (20,682)
    Contract fees ...........................................          (745,020)          (5,612)          (1,798)           (2,756)
    Transfers-other .........................................           (26,741)             416              (21)              606
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) from contract transactions ......      (111,677,587)       2,826,188        1,436,251         3,183,653
                                                                ---------------    -------------    -------------    --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................            (3,397)              --               --                --
                                                                ---------------    -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets .....................         8,056,410        4,866,421        1,984,058         3,959,765
    Net Assets at December 31, 2002 .........................       681,160,336        7,379,309        1,609,579         2,665,372
                                                                ---------------    -------------    -------------    --------------
    Net Assets at December 31, 2003 .........................   $   689,216,746    $  12,245,730    $   3,593,637    $    6,625,137
                                                                ===============    =============    =============    ==============

                                                                                         Investment Divisions
                                                                -------------------------------------------------------------------
                                                                                                          Gabelli           Baillie
                                                                       Guardian         Guardian          Capital           Gifford
                                                                           Bond             Cash            Asset     International
                                                                ---------------    -------------    -------------    --------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     5,904,559    $     110,271    $    (862,613)   $   (1,256,699)
    Net realized gain/(loss) from sale of investments .......           884,722               --       (7,384,808)      (20,363,634)
    Reinvested realized gain distributions ..................           616,159               --               --                --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         7,070,790               --       (8,870,874)       (2,613,037)
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) resulting from operations .......        14,476,230          110,271      (17,118,295)      (24,233,370)
                                                                ---------------    -------------    -------------    --------------

2002 Contract Transactions
    Net contract purchase payments ..........................         2,225,821        1,989,172        1,466,720         1,543,463
    Transfers between investment divisions ..................        33,166,913       35,512,370        3,119,092        (9,385,065)
    Transfers on account of death ...........................        (1,658,129)      (2,029,316)        (319,003)         (448,950)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................       (29,477,762)     (62,597,417)     (13,930,358)      (16,868,950)
    Contract fees ...........................................          (129,158)        (110,591)         (66,529)         (115,258)
    Transfers-other .........................................             3,087               (8)         (10,009)           (8,012)
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) from contract transactions ......         4,130,772      (27,235,790)      (9,740,087)      (25,282,772)
                                                                ---------------    -------------    -------------    --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................            70,075         (546,474)          13,845           147,695
                                                                ---------------    -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets .....................        18,677,077      (27,671,993)     (26,844,537)      (49,368,447)
    Net Assets at December 31, 2001 .........................       177,381,434      183,119,453      104,438,690       144,489,224
                                                                ---------------    -------------    -------------    --------------
    Net Assets at December 31, 2002 .........................   $   196,058,511    $ 155,447,460    $  77,594,153    $   95,120,777
                                                                ===============    =============    =============    ==============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     4,266,625    $    (654,626)   $    (919,524)   $      358,529
    Net realized gain/(loss) from sale of investments .......         1,442,574               --       (3,185,053)      (39,210,777)
    Reinvested realized gain distributions ..................         4,592,791               --           87,981                --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (4,079,109)              --       28,274,642        62,473,831
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) resulting from operations .......         6,222,881         (654,626)      24,258,046        23,621,583
                                                                ---------------    -------------    -------------    --------------

2003 Contract Transactions
    Net contract purchase payments ..........................         2,216,646        1,938,120          940,295         1,429,719
    Transfers between investment divisions ..................       (17,765,141)     (12,570,674)       7,629,168        (4,282,658)
    Transfers on account of death ...........................       (30,453,319)     (44,835,604)     (11,296,752)      (12,828,952)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (1,432,266)        (870,890)        (660,778)         (312,596)
    Contract fees ...........................................          (134,950)         (97,968)         (61,874)          (95,578)
    Transfers-other .........................................             2,242              (65)           1,464            (8,734)
                                                                ---------------    -------------    -------------    --------------
    Net increase/(decrease) from contract transactions ......       (47,566,788)     (56,437,081)      (3,448,477)      (16,098,799)
                                                                ---------------    -------------    -------------    --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................            61,655         (165,400)          19,795           (16,170)
                                                                ---------------    -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets .....................       (41,282,252)     (57,257,107)      20,829,364         7,506,614
    Net Assets at December 31, 2002 .........................       196,058,511      155,447,460       77,594,153        95,120,777
                                                                ---------------    -------------    -------------    --------------
    Net Assets at December 31, 2003 .........................   $   154,776,259    $  98,190,353    $  98,423,517    $  102,627,391
                                                                ===============    =============    =============    ==============

                                                                        Investment Divisions
                                                                ----------------------------------
                                                                        Baillie
                                                                        Gifford           Guardian
                                                                       Emerging          Small Cap
                                                                        Markets              Stock
                                                                ---------------    ---------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (146,806)   $      (413,080)
    Net realized gain/(loss) from sale of investments .......           115,571           (699,146)
    Reinvested realized gain distributions ..................                --                 --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (1,869,155)        (6,086,526)
                                                                ---------------    ---------------
    Net increase/(decrease) resulting from operations .......        (1,900,390)        (7,198,752)
                                                                ---------------    ---------------

2002 Contract Transactions
    Net contract purchase payments ..........................           309,341            511,531
    Transfers between investment divisions ..................         1,994,363          3,837,171
    Transfers on account of death ...........................           (57,856)           (90,660)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (3,794,420)        (4,960,035)
    Contract fees ...........................................           (24,773)           (24,007)
    Transfers-other .........................................            (6,947)              (824)
                                                                ---------------    ---------------
    Net increase/(decrease) from contract transactions ......        (1,580,292)          (726,824)
                                                                ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................                --                 --
                                                                ---------------    ---------------
Total Increase/(Decrease) in Net Assets .....................        (3,480,682)        (7,925,576)
    Net Assets at December 31, 2001 .........................        21,735,391         38,308,503
                                                                ---------------    ---------------
    Net Assets at December 31, 2002 .........................   $    18,254,709    $    30,382,927
                                                                ===============    ===============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $       (57,752)   $      (414,898)
    Net realized gain/(loss) from sale of investments .......        (2,113,278)        (3,219,599)
    Reinvested realized gain distributions ..................                --                 --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        10,841,009         15,467,556
                                                                ---------------    ---------------
    Net increase/(decrease) resulting from operations .......         8,669,979         11,833,059
                                                                ---------------    ---------------

2003 Contract Transactions
    Net contract purchase payments ..........................           262,106            591,156
    Transfers between investment divisions ..................         1,942,693          4,849,414
    Transfers on account of death ...........................        (2,919,305)        (4,006,385)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................           (87,371)          (223,778)
    Contract fees ...........................................           (22,580)           (22,010)
    Transfers-other .........................................            (1,867)            (9,282)
                                                                ---------------    ---------------
    Net increase/(decrease) from contract transactions ......          (826,324)         1,179,115
                                                                ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................                --              6,057
                                                                ---------------    ---------------
Total Increase/(Decrease) in Net Assets .....................         7,843,655         13,018,231
    Net Assets at December 31, 2002 .........................        18,254,709         30,382,927
                                                                ---------------    ---------------
    Net Assets at December 31, 2003 .........................   $    26,098,364    $    43,401,158
                                                                ===============    ===============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                        Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                    Value Line         AIM V.I.         AIM V.I.
                                                                                     Strategic          Capital           Global
                                                                   Value Line            Asset     Appreciation        Utilities
                                                                    Centurion       Management         Series I         Series I
                                                                -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $  (2,106,480)   $     623,781    $     (34,876)   $      10,853
    Net realized gain/(loss) from sale of investments .......     (23,009,150)     (28,476,815)      (1,833,869)        (327,477)
    Reinvested realized gain distributions ..................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................     (26,214,164)     (62,136,680)         887,301          103,024
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......     (51,329,794)     (89,989,714)        (981,444)        (213,600)
                                                                -------------    -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................       2,211,683        5,574,740           40,213           12,250
    Transfers between investment divisions ..................     (18,244,620)     (51,186,279)        (791,729)        (240,671)
    Transfers on account of death ...........................        (951,205)      (3,484,423)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................     (24,189,135)     (85,919,167)        (352,199)         (98,788)
    Contract fees ...........................................        (173,924)        (501,077)          (2,532)            (444)
    Transfers-other .........................................           8,411           20,428              656            1,208
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......     (41,338,790)    (135,495,778)      (1,105,591)        (326,445)
                                                                -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................          50,517          215,347               --               --
                                                                -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................     (92,618,067)    (225,270,145)      (2,087,035)        (540,045)
    Net Assets at December 31, 2001 .........................     236,175,327      717,281,828        4,266,365          999,998
                                                                -------------    -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $ 143,557,260    $ 492,011,683    $   2,179,330    $     459,953
                                                                =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $  (1,678,320)   $  (2,207,003)   $     (31,027)   $      15,119
    Net realized gain/(loss) from sale of investments .......     (17,753,153)     (27,356,161)        (199,083)        (105,898)
    Reinvested realized gain distributions ..................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................      42,354,916       95,160,310          797,553          179,366
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      22,923,443       65,597,146          567,443           88,587
                                                                -------------    -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................       1,975,419        4,603,445          153,823            7,689
    Transfers between investment divisions ..................      (6,914,578)     (14,764,808)          54,094          160,142
    Transfers on account of death ...........................     (16,320,515)     (62,116,882)        (209,502)         (46,927)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (1,383,303)      (4,482,727)          (1,989)            (822)
    Contract fees ...........................................        (139,085)        (413,891)          (1,901)            (357)
    Transfers-other .........................................          (4,395)           4,725              (25)              (6)
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......     (22,786,457)     (77,170,138)          (5,500)         119,719
                                                                -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................           8,181         (173,103)              --               --
                                                                -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         145,167      (11,746,095)         561,943          208,306
    Net Assets at December 31, 2002 .........................     143,557,260      492,011,683        2,179,330          459,953
                                                                -------------    -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $ 143,702,427    $ 480,265,588    $   2,741,273    $     668,259
                                                                =============    =============    =============    =============

                                                                                        Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                      Alliance        Alliance
                                                                     AIM V.I.        Bernstein        Bernstein         Alliance
                                                                      Premier         Growth &          Premier        Bernstein
                                                                       Equity           Income           Growth       Technology
                                                                     Series I          Class B          Class B          Class B
                                                                -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (38,308)   $      (1,373)   $         (81)   $      (1,610)
    Net realized gain/(loss) from sale of investments .......      (1,282,769)          (1,892)              --         (113,667)
    Reinvested realized gain distributions ..................              --              185               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (613,156)           8,969           (1,690)          (4,590)
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      (1,934,233)           5,889           (1,771)        (119,867)
                                                                -------------    -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................          77,625               --              116               25
    Transfers between investment divisions ..................        (814,856)         279,916           23,755          190,943
    Transfers on account of death ...........................            (997)              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (846,441)          (3,582)              --          (10,218)
    Contract fees ...........................................          (3,242)             (39)              (9)             (62)
    Transfers-other .........................................            (849)            (127)              (1)              30
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......      (1,588,760)         276,168           23,861          180,718
                                                                -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --               --               --
                                                                -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................      (3,522,993)         282,057           22,090           60,851
    Net Assets at December 31, 2001 .........................       6,568,258               --               --               --
                                                                -------------    -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   3,045,265    $     282,057    $      22,090    $      60,851
                                                                =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (27,669)   $      (9,228)   $      (7,140)   $      (8,689)
    Net realized gain/(loss) from sale of investments .......        (487,728)          70,935           38,389           54,038
    Reinvested realized gain distributions ..................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       1,101,245          405,856           82,954          101,063
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         585,848          467,563          114,203          146,412
                                                                -------------    -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................          56,289           13,142           23,628            6,465
    Transfers between investment divisions ..................        (193,215)       2,484,131          867,204        1,281,573
    Transfers on account of death ...........................        (457,205)        (123,601)         (10,279)         (37,190)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (26,265)        (112,260)              --               --
    Contract fees ...........................................          (2,129)            (767)            (235)            (478)
    Transfers-other .........................................            (124)            (208)             465              126
                                                                -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......        (622,649)       2,260,437          880,783        1,250,496
                                                                -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................             782               --               --               --
                                                                -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         (36,019)       2,728,000          994,986        1,396,908
    Net Assets at December 31, 2002 .........................       3,045,265          282,057           22,090           60,851
                                                                -------------    -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   3,009,246    $   3,010,057    $   1,017,076    $   1,457,759
                                                                =============    =============    =============    =============

                                                                     Investment Divisions
                                                                ------------------------------
                                                                     Alliance
                                                                    Bernstein
                                                                        Value            Davis
                                                                      Class B        Financial
                                                                -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (2,597)   $     (29,885)
    Net realized gain/(loss) from sale of investments .......          (1,341)        (374,924)
    Reinvested realized gain distributions ..................              --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................          11,956         (306,451)
                                                                -------------    -------------
    Net increase/(decrease) resulting from operations .......           8,018         (711,260)
                                                                -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................             420           64,444
    Transfers between investment divisions ..................         749,636         (564,549)
    Transfers on account of death ...........................              --          (53,065)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (14,179)        (484,104)
    Contract fees ...........................................            (135)          (2,465)
    Transfers-other .........................................           1,052           (1,096)
                                                                -------------    -------------
    Net increase/(decrease) from contract transactions ......         736,794       (1,040,835)
                                                                -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --
                                                                -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         744,812       (1,752,095)
    Net Assets at December 31, 2001 .........................              --        4,379,953
                                                                -------------    -------------
    Net Assets at December 31, 2002 .........................   $     744,812    $   2,627,858
                                                                =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (6,887)   $     (24,701)
    Net realized gain/(loss) from sale of investments .......             (97)        (205,585)
    Reinvested realized gain distributions ..................              --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         299,348          904,167
                                                                -------------    -------------
    Net increase/(decrease) resulting from operations .......         292,364          673,881
                                                                -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................         123,956           24,882
    Transfers between investment divisions ..................         660,166          273,576
    Transfers on account of death ...........................        (139,128)        (331,177)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................              --          (16,098)
    Contract fees ...........................................            (476)          (1,944)
    Transfers-other .........................................             362               33
                                                                -------------    -------------
    Net increase/(decrease) from contract transactions ......         644,880          (50,728)
                                                                -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --
                                                                -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         937,244          623,153
    Net Assets at December 31, 2002 .........................         744,812        2,627,858
                                                                -------------    -------------
    Net Assets at December 31, 2003 .........................   $   1,682,056    $   3,251,011
                                                                =============    =============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                                   Fidelity VIP
                                                                        Davis            Davis       Contrafund
                                                                  Real Estate            Value    Service Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     199,686    $    (122,200)   $     (60,320)
    Net realized gain/(loss) from sale of investments .......         (21,463)      (2,744,943)        (461,093)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (157,012)        (912,397)        (687,212)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......          21,211       (3,779,540)      (1,208,625)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................         136,744          291,669           94,007
    Transfers between investment divisions ..................       5,189,790        6,976,275        5,726,681
    Transfers on account of death ...........................              --         (151,167)         (97,836)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (1,031,170)      (7,094,121)      (1,050,666)
    Contract fees ...........................................          (3,412)          (9,051)          (5,232)
    Transfers-other .........................................          (2,778)           1,184             (355)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       4,289,174           14,789        4,666,599
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       4,310,385       (3,764,751)       3,457,974
    Net Assets at December 31, 2001 .........................       2,229,985       16,324,374        8,742,062
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   6,540,370    $  12,559,623    $  12,200,036
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     286,766    $     (57,564)   $    (136,351)
    Net realized gain/(loss) from sale of investments .......         149,121         (263,271)        (260,664)
    Reinvested realized gain distributions ..................         192,630               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       1,854,564        3,839,147        4,071,747
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......       2,483,081        3,518,312        3,674,732
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................         127,951          226,438          235,189
    Transfers between investment divisions ..................       2,531,104        2,951,203        6,273,313
    Transfers on account of death ...........................        (838,407)      (2,672,703)      (2,581,084)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................          (5,692)        (120,884)        (148,323)
    Contract fees ...........................................          (5,253)          (9,075)          (8,434)
    Transfers-other .........................................          (1,865)            (631)             471
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,807,838          374,348        3,771,132
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................          38,568           69,599            1,369
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       4,329,487        3,962,259        7,447,233
    Net Assets at December 31, 2002 .........................       6,540,370       12,559,623       12,200,036
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $  10,869,857    $  16,521,882    $  19,647,269
                                                                =============    =============    =============

                                                                              Investment Divisions
                                                                -----------------------------------------------
                                                                 Fidelity VIP     Fidelity VIP
                                                                      Equity-           Growth     Fidelity VIP
                                                                       Income    Opportunities          Mid Cap
                                                                Service Class    Service Class    Service Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      30,396    $       1,387    $     (86,468)
    Net realized gain/(loss) from sale of investments .......      (1,113,619)         (91,121)        (425,969)
    Reinvested realized gain distributions ..................         205,594               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................      (1,364,475)         (83,154)      (2,139,419)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      (2,242,104)        (172,888)      (2,651,856)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................         132,433           20,424          364,380
    Transfers between investment divisions ..................       3,591,351           43,960        7,168,672
    Transfers on account of death ...........................          (2,277)         (35,729)        (344,071)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (1,130,593)         (78,702)      (2,474,443)
    Contract fees ...........................................          (5,184)            (338)         (13,361)
    Transfers-other .........................................          (3,816)            (437)          (5,322)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       2,581,914          (50,822)       4,695,855
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --           21,899
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         339,810         (223,710)       2,065,898
    Net Assets at December 31, 2001 .........................       8,518,741          746,566       18,523,150
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   8,858,551    $     522,856    $  20,589,048
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      39,894    $     (12,600)   $    (216,597)
    Net realized gain/(loss) from sale of investments .......        (385,710)         (96,762)        (167,025)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       2,930,535          389,445        8,032,633
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......       2,584,719          280,083        7,649,011
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................         140,705           28,410          303,650
    Transfers between investment divisions ..................       2,834,325        1,197,504        4,473,792
    Transfers on account of death ...........................      (1,361,006)         (12,243)      (2,484,706)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (60,066)              --          (70,953)
    Contract fees ...........................................          (6,440)            (470)         (15,247)
    Transfers-other .........................................            (340)              69            3,018
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,547,178        1,213,270        2,209,554
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --           21,661
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       4,131,897        1,493,353        9,880,226
    Net Assets at December 31, 2002 .........................       8,858,551          522,856       20,589,048
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $  12,990,448    $   2,016,209    $  30,469,274
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen      Janus Aspen
                                                                    Templeton          Mid Cap          Capital
                                                                       Growth           Growth     Appreciation
                                                                   Securities    Institutional    Institutional
                                                                      Class 2           Shares           Shares
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (3,247)   $     (22,847)   $     (26,310)
    Net realized gain/(loss) from sale of investments .......         (35,423)      (1,581,967)      (1,184,936)
    Reinvested realized gain distributions ..................             736               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         (40,661)         698,490          281,084
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         (78,595)        (906,324)        (930,162)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................           1,856           79,510          105,278
    Transfers between investment divisions ..................       1,184,587         (592,605)         (95,249)
    Transfers on account of death ...........................              --          (20,698)         (21,938)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (36,870)        (300,249)        (406,177)
    Contract fees ...........................................            (193)          (2,668)          (3,482)
    Transfers-other .........................................             229             (202)            (825)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,149,609         (836,912)        (422,393)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --           16,347
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       1,071,014       (1,743,236)      (1,336,208)
    Net Assets at December 31, 2001 .........................              --        3,364,392        5,521,907
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   1,071,014    $   1,621,156    $   4,185,699
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $         317    $     (27,998)   $     (33,057)
    Net realized gain/(loss) from sale of investments .......          (8,293)        (604,165)        (556,988)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         546,418        1,219,658        1,339,807
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         538,442          587,495          749,762
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................          38,723           52,320           89,425
    Transfers between investment divisions ..................       1,630,106          983,468           42,140
    Transfers on account of death ...........................         (74,022)        (356,532)        (406,406)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (26,465)          (4,700)          (4,328)
    Contract fees ...........................................            (874)          (2,357)          (2,976)
    Transfers-other .........................................             123            5,668             (571)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,567,591          677,867         (282,716)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --              826            3,521
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       2,106,033        1,266,188          470,567
    Net Assets at December 31, 2002 .........................       1,071,014        1,621,156        4,185,699
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   3,177,047    $   2,887,344    $   4,656,266
                                                                =============    =============    =============

See notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen
                                                                  Janus Aspen        Worldwide              MFS
                                                                       Growth           Growth         Emerging
                                                                Institutional    Institutional           Growth
                                                                       Shares           Shares    Initial Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (49,409)   $     (25,513)   $     (13,313)
    Net realized gain/(loss) from sale of investments .......      (1,698,288)      (2,639,255)        (438,880)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         241,399         (391,357)        (202,158)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      (1,506,298)      (3,056,125)        (654,351)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................          62,469          149,169           45,095
    Transfers between investment divisions ..................        (884,416)          74,175         (446,959)
    Transfers on account of death ...........................         (14,303)         (25,703)              --
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (717,399)      (1,712,507)        (199,506)
    Contract fees ...........................................          (3,692)          (7,082)          (1,267)
    Transfers-other .........................................             (41)          (1,055)            (584)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......      (1,557,382)      (1,523,003)        (603,221)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................      (3,063,680)      (4,579,128)      (1,257,572)
    Net Assets at December 31, 2001 .........................       5,950,788       12,028,827        2,246,348
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   2,887,108    $   7,449,699    $     988,776
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (36,312)   $      (9,672)   $     (18,753)
    Net realized gain/(loss) from sale of investments .......        (472,606)      (2,587,436)        (370,329)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       1,276,310        3,921,021          703,136
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         767,392        1,323,913          314,054
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................          48,160          125,569           27,818
    Transfers between investment divisions ..................        (159,631)      (1,367,526)       1,214,869
    Transfers on account of death ...........................        (416,534)        (966,765)        (376,478)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................              --          (84,518)         (12,471)
    Contract fees ...........................................          (2,674)          (5,241)          (1,303)
    Transfers-other .........................................          (3,325)             (68)           1,338
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......        (534,004)      (2,298,549)         853,773
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................             686            2,365               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         234,074         (972,271)       1,167,827
    Net Assets at December 31, 2002 .........................       2,887,108        7,449,699          988,776
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   3,121,182    $   6,477,428    $   2,156,603
                                                                =============    =============    =============

                                                                                Investment Divisions
                                                                -----------------------------------------------
                                                                          MFS              MFS
                                                                    Investors              New              MFS
                                                                        Trust        Discovery         Research
                                                                Initial Class    Initial Class    Initial Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (70,933)   $     (44,455)   $      (9,939)
    Net realized gain/(loss) from sale of investments .......      (2,148,573)        (622,792)        (182,319)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................      (1,161,814)      (1,099,311)        (220,955)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      (3,381,320)      (1,766,558)        (413,213)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................         141,697           71,394           51,653
    Transfers between investment divisions ..................      (2,599,640)        (551,268)        (814,805)
    Transfers on account of death ...........................         (65,801)         (47,217)          (2,170)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (2,435,568)        (670,629)        (231,223)
    Contract fees ...........................................          (9,807)          (3,232)            (947)
    Transfers-other .........................................             621           (1,481)              58
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......      (4,968,498)      (1,202,433)        (997,434)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................           7,500               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................      (8,342,318)      (2,968,991)      (1,410,647)
    Net Assets at December 31, 2001 .........................      17,517,856        6,106,404        2,431,269
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   9,175,538    $   3,137,413    $   1,020,622
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     (49,291)   $     (47,887)   $      (6,098)
    Net realized gain/(loss) from sale of investments .......      (1,014,229)         (62,510)         (78,711)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       2,694,317        1,143,349          279,347
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......       1,630,797        1,032,952          194,538
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................         128,202           59,921           21,317
    Transfers between investment divisions ..................        (252,909)       1,021,182          (86,966)
    Transfers on account of death ...........................      (1,434,337)        (433,466)        (281,348)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................         (70,138)          (5,913)         (14,305)
    Contract fees ...........................................          (7,236)          (2,809)            (701)
    Transfers-other .........................................          (8,267)             743               55
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......      (1,644,685)         639,658         (361,948)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................          53,968               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................          40,080        1,672,610         (167,410)
    Net Assets at December 31, 2002 .........................       9,175,538        3,137,413        1,020,622
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   9,215,618    $   4,810,023    $     853,212
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                    Van Kampen       Van Kampen
                                                                                          Life             Life
                                                                                    Investment       Investment
                                                                          MFS     Trust Growth            Trust
                                                                 Total Return         & Income       Government
                                                                Initial Class         Class II         Class II
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      90,523    $      (3,841)   $     (25,042)
    Net realized gain/(loss) from sale of investments .......        (538,157)         (60,235)          38,361
    Reinvested realized gain distributions ..................         256,555               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................      (1,170,176)          12,434           94,117
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......      (1,361,255)         (51,642)         107,436
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................         369,488              619           33,128
    Transfers between investment divisions ..................       9,807,473          694,274        6,378,133
    Transfers on account of death ...........................        (105,958)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................      (2,818,023)         (30,896)        (450,746)
    Contract fees ...........................................         (10,099)            (137)          (1,242)
    Transfers-other .........................................          (7,490)            (382)             118
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       7,235,391          663,478        5,959,391
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       5,874,136          611,836        6,066,827
    Net Assets at December 31, 2001 .........................      15,970,522               --               --
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $  21,844,658    $     611,836    $   6,066,827
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $     131,582    $      (8,715)   $     302,124
    Net realized gain/(loss) from sale of investments .......        (178,819)          35,338         (148,159)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................       3,589,275          290,834         (160,167)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......       3,542,038          317,457           (6,202)
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................         352,574           23,276          224,628
    Transfers between investment divisions ..................       4,880,129        1,256,317          (93,644)
    Transfers on account of death ...........................      (3,457,194)         (76,161)      (1,056,500)
    Transfers of annuity benefits, surrenders and partial
       withdrawls ...........................................        (257,663)        (108,065)         (56,170)
    Contract fees ...........................................         (14,579)            (808)          (6,136)
    Transfers-other .........................................           1,675              106               20
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,504,942        1,094,665         (987,802)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
       Payout Period ........................................           7,871               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       5,054,851        1,412,122         (994,004)
    Net Assets at December 31, 2002 .........................      21,844,658          611,836        6,066,827
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $  26,899,509    $   2,023,958    $   5,072,823
                                                                =============    =============    =============

See notes to financial statements.


                                   B-28 & B-29

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989 and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty eight investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty eight investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund (GHYBF)
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund Series I
AIM V.I. Global Utilities Fund Series I
AIM V.I. Premier Equity Fund Series I
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Opportunities Portfolio Service Class
Fidelity VIP Mid Cap Portfolio Service Class
Templeton Growth Securities Fund Class 2
Janus Aspen Mid Cap Growth Portfolio Institutional Shares (formerly Janus
    Aggressive Growth Portfolio)
Janus Aspen Capital Appreciation Portfolio Institutional Shares
Janus Aspen Growth Portfolio Institutional Shares
Janus Aspen Worldwide Growth Portfolio Institutional Shares
MFS Emerging Growth Series Initial Class
MFS Investors Trust Series Initial Class
MFS New Discovery Series Initial Class
MFS Research Series Initial Class
MFS Total Return Series Initial Class
Van Kampen Life Investment Trust Growth & Income Portfolio Class II
Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-30                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.


      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.


      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2003, the AMFF balance in the GCF subdivision of Separate Account D was $30,598,035.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                        Purchases        Sales
                                                                      ------------   ------------
The Guardian Stock Fund ...........................................   $ 11,093,715   $124,110,020
The Guardian VC 500 Index Fund ....................................      7,651,436      4,786,984
The Guardian VC Asset Allocation Fund .............................      2,323,806        851,137
The Guardian VC High Yield Bond Fund ..............................      7,583,164      4,032,935
The Guardian Bond Fund, Inc. ......................................     18,293,710     57,097,917
The Guardian Cash Fund, Inc. ......................................     39,666,259     94,656,627
Gabelli Capital Asset Fund ........................................      7,779,983     12,050,732
Baillie Gifford International Fund ................................     25,853,570     41,629,657
Baillie Gifford Emerging Markets Fund .............................      8,111,639      8,996,376
The Guardian Small Cap Stock Fund .................................      9,875,476      9,110,305
Value Line Centurion Fund .........................................      2,309,524     26,827,799
Value Line Strategic Asset Management Trust .......................      6,866,312     86,671,565
AIM V.I. Capital Appreciation Fund Series I .......................        681,650        727,150
AIM V.I. Global Utilities Fund Series I ...........................        251,860        120,341
AIM V.I. Premier Equity Fund Series I .............................        263,496        917,069
AllianceBernstein Growth & Income Portfolio Class B ...............      2,664,169        402,679
AllianceBernstein Premier Growth Portfolio Class B ................      1,244,166        363,384
AllianceBernstein Technology Portfolio Class B ....................      1,951,225        700,728
AllianceBernstein Value Portfolio Class B .........................        900,543        257,628
Davis Financial Portfolio .........................................        862,672        933,635
Davis Real Estate Portfolio .......................................      5,824,255      3,494,284
Davis Value Portfolio .............................................      3,318,303      2,943,107
Fidelity VIP Contrafund Portfolio Service Class ...................      6,704,095      3,063,881
Fidelity VIP Equity-Income Portfolio Service Class ................      3,753,717      2,164,087
Fidelity VIP Growth Opportunities Portfolio Service Class .........      1,686,235        489,370
Fidelity VIP Mid Cap Portfolio Service Class ......................      5,748,877      3,727,509
Templeton Growth Securities Fund Class 2 ..........................      1,976,219        404,637
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
   (formerly Janus Aspen Aggressive Growth Portfolio) .............      1,404,177        745,484
Janus Aspen Capital Appreciation Portfolio Institutional Shares ...      1,200,977      1,520,132
Janus Aspen Growth Portfolio Institutional Shares .................        450,976      1,021,724
Janus Aspen Worldwide Growth Portfolio Institutional Shares .......      1,094,678      3,407,419
MFS Emerging Growth Series Initial Class ..........................      1,719,655        885,882
MFS Investors Trust Series Initial Class ..........................        680,869      2,322,518
MFS New Discovery Series Initial Class ............................      1,435,062        845,405
MFS Research Series Initial Class .................................         49,692        424,607
MFS Total Return Series Initial Class .............................      5,942,463      4,301,815
Van Kampen Life Investment Trust Growth & Income Portfolio Class II      1,408,826        317,674
Van Kampen Life Investment Trust Government Portfolio Class II ....      6,398,556      7,098,907
                                                                      ------------   ------------
Total .............................................................   $207,026,007   $514,423,110
                                                                      ============   ============


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2002 and 2003, contract fees amounted to $2,155,277 and $1,844,022, respectively.

Expense Charges

      (1) A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:


            a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;


            b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%. There were no sales in 2003.

      (2) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years.

                     Number of Contract            Contingent Deferred
                       Years Completed           Sales Charge Percentage
                       ---------------           -----------------------
                              1                            6%
                              2                            6%
                              3                            5%
                              4                            4%
                              5                            3%
                              6                            2%
                              7                            1%
                              8+                           0%

      For the years ended December 31, 2002 and 2003, contingent deferred sales charges were $3,448,959 and $2,027,351 respectively.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003                                      2002
                                                  -----------------------------------------  ---------------------------------------
                                                                    Units     Net Increase/                   Units    Net Increase/
                                                  Units Issued    Redeemed     (Decrease)    Units Issued   Redeemed    (Decrease)
                                                  ------------    --------     ------------  ------------   --------    ------------
The Guardian Stock Fund                              339,779      4,896,410    (4,556,631)       416,760    8,658,259   (8,241,499)
The Guardian VC 500 Index Fund                       515,466        158,580       356,886        378,059      163,407      214,652
The Guardian VC Asset Allocation Fund                223,979         57,275       166,704          6,716       74,909      (68,193)
The Guardian VC High Yield Bond Fund                 444,212        137,882       306,330        132,292       69,383       62,909
The Guardian Bond Fund, Inc.                          98,490      2,327,236    (2,228,746)     1,751,733    1,503,834      247,899
The Guardian Cash Fund, Inc.                         127,817      3,897,516    (3,769,699)     2,462,349    4,277,711   (1,815,362)
Gabelli Capital Asset Fund                           376,188        577,620      (201,432)       169,757      780,908     (611,151)
Baillie Gifford International Fund                    93,813      1,156,284    (1,062,471)        95,675    1,687,167   (1,591,492)
Baillie Gifford Emerging Markets Fund                157,557        277,433      (119,876)       173,059      376,372     (203,313)
The Guardian Small Cap Stock Fund                    388,031        364,057        23,974        285,754      456,314     (170,560)
Value Line Centurion Fund                             71,439        902,671      (831,232)        71,277    1,458,283   (1,387,006)
Value Line Strategic Asset Management
   Trust                                             144,626      2,763,341    (2,618,715)       174,893    4,621,192   (4,446,299)
AIM V.I. Capital Appreciation Fund Series I           35,539         42,632        (7,093)         6,507      193,597     (187,090)
AIM V.I. Global Utilities Fund Series I               28,767          8,692        20,075          4,435       55,581      (51,146)
AIM V.I. Premier Equity Fund Series I                  9,285        120,917      (111,632)        11,915      280,538     (268,623)
AllianceBernstein Growth & Income
   Portfolio Class B                                 278,009         25,102       252,907         35,727          439       35,288
AllianceBernstein Premier Growth Portfolio
   Class B                                           103,749          1,129       102,620          2,791            1        2,790
AllianceBernstein Technology Portfolio
   Class B                                           146,367          4,510       141,857         10,286        1,339        8,947
AllianceBernstein Value Portfolio Class B             85,255         16,986        68,269         89,190        1,579       87,611
Davis Financial Portfolio                             21,141         36,676       (15,535)         6,421      115,567     (109,146)
Davis Real Estate Portfolio                          175,512         58,817       116,695        424,028       84,678      339,350
Davis Value Portfolio                                357,184        327,962        29,222        807,756      932,839     (125,083)
Fidelity VIP Contrafund Portfolio Service
   Class                                             745,462        323,784       421,678        701,572      139,369      562,203
Fidelity VIP Equity-Income Portfolio Service
   Class                                             307,418        160,156       147,262        347,396      124,277      223,119
Fidelity VIP Growth Opportunities Portfolio
   Service Class                                     171,701          1,813       169,888         12,271       20,905       (8,634)
Fidelity VIP Mid Cap Portfolio Service Class         366,603        216,051       150,552        621,956      242,339      379,617
Templeton Growth Securities Fund Class 2             182,200         11,670       170,530        139,259        4,641      134,618
Janus Aspen Mid Cap Growth Portfolio
   Institutional Shares (formerly Janus Aspen
   Aggressive Growth Portfolio)                      235,721         86,059       149,662         19,326      234,320     (214,994)
Janus Aspen Capital Appreciation Portfolio
   Institutional Shares                               19,489         63,558       (44,069)        15,916       84,930      (69,014)
Janus Aspen Growth Portfolio Institutional
   Shares                                             16,438        114,657       (98,219)        10,680      297,769     (287,089)
Janus Aspen Worldwide Growth Portfolio
   Institutional Shares                               23,337        447,866      (424,529)        24,711      297,610     (272,899)
MFS Emerging Growth Series Initial Class             257,503         86,993       170,510         20,036      140,654     (120,618)
MFS Investors Trust Series Initial Class              16,168        204,065      (187,897)        14,805      544,026     (529,221)
MFS New Discovery Series Initial Class               127,528         54,172        73,356          8,852      156,189     (147,337)
MFS Research Series Initial Class                      3,602         62,019       (58,417)         7,417      148,424     (141,007)
MFS Total Return Series Initial Class                484,242        337,490       146,752        931,247      272,774      658,473
Van Kampen Life Investment Trust Growth &
   Income Portfolio Class II                         141,096         20,579       120,517         78,228        3,923       74,305
Van Kampen Life Investment Trust
   Government Portfolio Class II                      71,225        166,347       (95,122)       614,192       43,004      571,188


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 6 -- UNIT VALUES

      The following represents amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units:

                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
REGULAR CONTRACT

The Guardian Stock Fund
              2003                                   19,451,754     $33.08     $  643,395,484      1.15%         1.00%       20.05%
              2002                                   23,054,222      27.55        635,194,470      1.15%         0.86%      -21.79%
              2001                                   29,533,253      35.23      1,040,389,684      1.15%         0.23%      -22.35%
              2000                                   37,104,107      45.37      1,683,261,647      1.15%         0.07%      -19.33%
              1999                                   41,964,138      56.24      2,359,934,648      1.15%         0.42%       29.66%
The Guardian VC 500 Index Fund(4)
              2003                                    1,379,012     $ 8.12     $   11,202,139      1.15%         1.62%       26.77%
              2002                                    1,082,762       6.41          6,938,013      1.15%         2.17%      -23.31%
              2001                                      864,060       8.36          7,219,400      1.15%         1.44%      -12.94%
              2000                                      115,262       9.60          1,106,151      1.15%         0.54%       -4.03%
              1999                                           --         --                 --        --            --           --
The Guardian VC Asset Allocation Fund(4)
              2003                                      334,663     $ 9.39      $   3,141,923      1.15%         3.03%       26.23%
              2002                                      193,575       7.44          1,439,691      1.15%         2.10%      -20.81%
              2001                                      265,382       9.39          2,492,286      1.15%         1.24%      -10.08%
              2000                                       78,464      10.44            819,460      1.15%         2.77%        4.44%
              1999                                           --         --                 --        --            --           --
The Guardian VC High Yield Bond Fund(4)
              2003                                      544,707     $11.49      $   6,258,550      1.15%         7.44%       16.59%
              2002                                      250,105       9.85          2,464,679      1.15%         7.72%        0.13%
              2001                                      204,845       9.84          2,016,099      1.15%        13.60%        2.37%
              2000                                       36,359       9.61            349,576      1.15%         5.84%       -3.85%
              1999                                           --         --                 --        --            --           --
The Guardian Bond Fund, Inc.
              2003                                    6,031,101     $23.61     $  142,407,047      1.15%         3.41%        3.53%
              2002                                    7,821,403      22.81        178,382,288      1.15%         4.23%        8.21%
              2001                                    7,731,557      21.08        162,955,024      1.15%         6.05%        7.61%
              2000                                    7,511,758      19.59        147,121,658      1.15%         6.15%        8.75%
              1999                                    9,203,256      18.01        165,745,995      1.15%         5.41%       -1.98%
The Guardian Cash Fund, Inc.
              2003                                    6,028,620     $15.28     $   92,142,294      1.15%         0.72%       -0.50%
              2002                                    9,456,907      15.36        145,260,974      1.15%         1.20%        0.08%
              2001                                   11,101,327      15.35        170,377,393      1.15%         4.27%        2.40%
              2000                                    9,596,904      14.99        143,839,931      1.15%         6.32%        4.81%
              1999                                   13,934,054      14.30        199,269,512      1.15%         5.18%        3.57%
Gabelli Capital Asset Fund
              2003                                    3,359,412     $26.09     $   87,645,873      1.15%         0.11%       33.90%
              2002                                    3,585,124      19.48         69,854,877      1.15%         0.23%      -15.30%
              2001                                    4,047,602      23.00         93,111,605      1.15%         0.51%        1.38%
              2000                                    3,881,708      22.69         88,075,802      1.15%         0.18%        4.34%
              1999                                    4,615,764      21.75        100,376,656      1.15%         0.12%       18.43%
Baillie Gifford International Fund
              2003                                    5,016,733     $18.99     $   95,247,610      1.15%         1.51%       28.53%
              2002                                    5,987,351      14.77         88,439,948      1.15%         0.08%      -18.65%
              2001                                    7,402,239      18.16        134,408,597      1.15%           --       -21.32%
              2000                                    9,771,054      23.08        225,488,315      1.15%           --       -20.92%
              1999                                   11,223,178      29.18        327,523,444      1.15%         0.40%       37.51%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
REGULAR CONTRACT

Baillie Gifford Emerging Markets Fund
              2003                                    1,765,901     $13.95     $   24,626,591      1.15%         0.88%       52.15%
              2002                                    1,871,531       9.17         17,154,221      1.15%         0.50%       -7.42%
              2001                                    2,046,816       9.90         20,264,214      1.15%         0.17%        5.08%
              2000                                    2,482,908       9.42         23,393,185      1.15%           --       -28.64%
              1999                                    3,055,038      13.20         40,335,292      1.15%           --        70.28%
The Guardian Small Cap Stock Fund
              2003                                    2,772,487     $14.50     $   40,211,489      1.15%           --        41.80%
              2002                                    2,765,735      10.23         28,289,814      1.15%           --       -16.47%
              2001                                    2,868,390      12.25         35,124,318      1.15%         0.01%       -8.88%
              2000                                    3,557,758      13.44         47,811,983      1.15%           --        -4.49%
              1999                                    3,010,741      14.07         42,363,166      1.15%         0.13%       33.49%
Value Line Centurion Fund
              2003                                    3,933,358     $34.66     $  136,343,500      1.15%           --        18.11%
              2002                                    4,639,161      29.35        136,148,488      1.15%           --       -23.82%
              2001                                    5,814,117      38.52        223,982,159      1.15%         0.16%      -17.31%
              2000                                    7,206,185      46.59        335,710,705      1.15%         0.07%      -13.48%
              1999                                    8,400,109      53.84        452,300,692      1.15%         0.26%       26.75%
Value Line Strategic Asset Management Trust
              2003                                   11,751,872     $38.01     $  446,661,565      1.15%         0.70%       15.19%
              2002                                   13,812,779      33.00        455,770,354      1.15%         1.25%      -13.54%
              2001                                   17,377,163      38.16        663,138,049      1.15%         3.07%      -13.92%
              2000                                   20,945,510      44.33        928,614,695      1.15%         2.07%        0.78%
              1999                                   23,900,039      43.99      1,051,451,432      1.15%         1.02%       22.89%
AIM V.I. Capital Appreciation Fund Series I(4)
              2003                                      376,901     $ 6.92     $    2,607,039      1.15%           --        28.03%
              2002                                      374,146       5.40          2,021,377      1.15%           --       -25.23%
              2001                                      543,701       7.23          3,928,400      1.15%           --       -24.16%
              2000                                      554,443       9.53          5,282,349      1.15%           --        -4.73%
              1999                                           --         --                 --        --            --           --
AIM V.I. Global Utilities Fund Series I(4)
              2003                                       95,181     $ 6.35     $      604,381      1.15%         3.75%       17.67%
              2002                                       79,695       5.40            430,074      1.15%         3.41%      -26.39%
              2001                                      132,578       7.33            971,962      1.15%         1.80%      -28.76%
              2000                                       55,284      10.29            568,901      1.15%         0.90%        2.90%
              1999                                           --         --                 --        --            --           --
AIM V.I. Premier Equity Fund Series I(4)
              2003                                      402,344     $ 6.82     $    2,745,105      1.15%         0.27%       23.64%
              2002                                      499,838       5.52          2,758,201      1.15%         0.29%      -31.06%
              2001                                      752,786       8.00          6,025,645      1.15%         0.18%      -13.57%
              2000                                      347,685       9.26          3,219,927      1.15%         0.12%       -7.39%
              1999                                           --         --                 --        --            --           --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                      274,508     $10.44     $    2,866,841      1.15%         0.63%       30.66%
              2002                                       20,036       7.99            160,145      1.15%         0.02%      -20.07%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                       92,599     $ 9.65     $      894,008      1.15%           --        21.95%
              2002                                        2,790       7.92             22,090      1.15%           --       -20.83%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
REGULAR CONTRACT

AllianceBernstein Technology Portfolio Class B(5)
              2003                                      129,071     $ 9.67     $    1,247,737      1.15%           --        42.14%
              2002                                        8,947       6.80             60,851      1.15%           --       -31.99%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
AllianceBernstein Value Portfolio Class B(5)
              2003                                      138,117     $10.80     $    1,491,229      1.15%         0.62%       26.98%
              2002                                       81,202       8.50            690,426      1.15%         0.07%      -14.97%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
Davis Financial Portfolio(4)
              2003                                      261,056     $11.69     $    3,052,262      1.15%         0.33%       30.63%
              2002                                      278,025       8.95          2,488,359      1.15%         0.21%      -17.80%
              2001                                      375,499      10.89          4,088,367      1.15%         0.05%      -11.40%
              2000                                      163,662      12.29          2,011,305      1.15%         0.08%       22.89%
              1999                                           --         --                 --        --            --           --
Davis Real Estate Portfolio(4)
              2003                                      551,741     $16.78     $    9,259,856      1.15%         4.32%       35.22%
              2002                                      451,483      12.41          5,603,728      1.15%         4.94%        4.68%
              2001                                      163,258      11.86          1,935,796      1.15%         5.00%        4.28%
              2000                                      101,524      11.37          1,154,342      1.15%         1.14%       13.70%
              1999                                           --         --                 --        --            --           --
Davis Value Portfolio(4)
              2003                                    1,528,017     $ 9.72     $   14,858,318      1.15%         0.76%       28.26%
              2002                                    1,474,930       7.58         11,181,628      1.15%         0.52%      -17.22%
              2001                                    1,622,210       9.16         14,857,067      1.15%         0.55%      -11.42%
              2000                                      772,430      10.34          7,986,621      1.15%         0.28%        3.40%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Contrafund Portfolio Service Class(4)
              2003                                    1,698,765     $ 9.88     $   16,778,808      1.15%         0.30%       26.88%
              2002                                    1,463,397       7.78         11,392,159      1.15%         0.57%      -10.47%
              2001                                      930,322       8.69          8,088,903      1.15%         0.37%      -13.37%
              2000                                      255,412      10.04          2,563,450      1.15%           --         0.37%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Equity-Income Portfolio Service
  Class(4)
              2003                                    1,103,792     $10.80     $   11,919,698      1.15%         1.52%       28.72%
              2002                                      951,416       8.39          7,981,659      1.15%         1.46%      -17.95%
              2001                                      729,421      10.22          7,458,202      1.15%         0.42%       -6.18%
              2000                                       67,729      10.90            738,131      1.15%           --         8.98%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)
              2003                                      242,013     $ 7.93     $    1,918,760      1.15%         0.26%       28.17%
              2002                                       81,416       6.19            503,623      1.15%         1.45%      -22.81%
              2001                                       87,433       8.01            700,698      1.15%         0.22%      -15.42%
              2000                                       21,115       9.48            200,075      1.15%           --        -5.25%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Mid Cap Portfolio Service Class(4)
              2003                                    1,803,176     $14.81     $   26,706,289      1.15%         0.28%       36.93%
              2002                                    1,744,068      10.82         18,863,944      1.15%         0.74%      -10.93%
              2001                                    1,398,815      12.14         16,986,649      1.15%           --        -4.47%
              2000                                    1,167,489      12.71         14,841,615      1.15%           --        27.12%
              1999                                           --         --                 --        --            --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
REGULAR CONTRACT

Templeton Growth Securities Fund Class 2(5)
              2003                                      273,913     $10.39     $    2,847,152      1.15%         1.17%       30.62%
              2002                                      118,224       7.96            940,817      1.15%         0.22%      -20.42%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
Janus Aspen Mid Cap Growth Portfolio
  Institutional Shares (formerly Janus Aspen
  Aggressive Growth Portfolio)(4)
              2003                                      560,184     $ 4.82     $    2,699,706      1.15%           --        33.55%
              2002                                      434,736       3.61          1,568,818      1.15%           --       -28.76%
              2001                                      615,473       5.07          3,117,871      1.15%           --       -40.15%
              2000                                      868,436       8.46          7,350,186      1.15%         1.74%      -15.36%
              1999                                           --         --                 --        --            --           --
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
              2003                                      574,029     $ 7.10     $    4,072,765      1.15%         0.43%       19.15%
              2002                                      612,471       5.95          3,647,092      1.15%         0.59%      -16.64%
              2001                                      664,090       7.14          4,743,909      1.15%         1.43%      -22.57%
              2000                                      458,794       9.23          4,232,897      1.15%         0.80%       -7.74%
              1999                                           --         --                 --        --            --           --
Janus Aspen Growth Portfolio Institutional
  Shares(4)
              2003                                      444,434     $ 6.52     $    2,897,877      1.15%         0.08%       30.22%
              2002                                      533,613       5.01          2,671,972      1.15%           --       -27.36%
              2001                                      732,194       6.89          5,046,919      1.15%         0.08%      -25.60%
              2000                                      549,607       9.26          5,091,864      1.15%         0.89%       -7.35%
              1999                                           --         --                 --        --            --           --
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
              2003                                      951,615     $ 6.33     $    6,019,096      1.15%         1.02%       22.57%
              2002                                    1,315,032       5.16          6,786,394      1.15%         0.88%      -26.36%
              2001                                    1,510,751       7.01         10,587,046      1.15%         0.52%      -23.33%
              2000                                    1,064,845       9.14          9,732,676      1.15%         0.94%       -8.60%
              1999                                           --         --                 --        --            --           --
MFS Emerging Growth Series Initial Class(4)
              2003                                      340,505     $ 5.14     $    1,750,681      1.15%           --        28.73%
              2002                                      226,639       3.99            905,190      1.15%           --       -34.52%
              2001                                      351,543       6.10          2,144,330      1.15%           --       -34.25%
              2000                                      310,649       9.28          2,882,035      1.15%           --        -7.23%
              1999                                           --         --                 --        --            --           --
MFS Investors Trust Series Initial Class
              2003                                      797,093     $10.25     $    8,173,634      1.15%         0.63%       20.74%
              2002                                      971,716       8.49          8,252,474      1.15%         0.59%      -21.87%
              2001                                    1,377,253      10.87         14,971,095      1.15%         0.49%      -16.92%
              2000                                    1,708,374      13.08         22,352,528      1.15%         0.43%       -1.30%
              1999                                    2,473,303      13.26         32,786,878      1.15%         0.35%        5.47%
MFS New Discovery Series Initial Class(4)
              2003                                      504,746     $ 8.88     $    4,481,501      1.15%           --        32.18%
              2002                                      440,823       6.72          2,961,074      1.15%           --       -32.42%
              2001                                      576,897       9.94          5,733,914      1.15%           --        -6.12%
              2000                                      254,820      10.59          2,697,791      1.15%           --         5.87%
              1999                                           --         --                 --        --            --           --


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
REGULAR CONTRACT

MFS Research Series Initial Class(4)
              2003                                      112,574     $ 6.93        $   780,342      1.15%         0.62%       23.27%
              2002                                      166,787       5.62            937,874      1.15%         0.32%      -25.40%
              2001                                      301,375       7.54          2,271,847      1.15%         0.01%      -22.16%
              2000                                      205,060       9.68          1,985,752      1.15%           --        -3.16%
              1999                                           --         --                 --        --            --           --
MFS Total Return Series Initial Class(4)
              2003                                    2,133,759     $12.00        $25,599,340      1.15%         1.68%       14.99%
              2002                                    1,989,124      10.43         20,754,083      1.15%         1.60%       -6.26%
              2001                                    1,377,004      11.13         15,326,610      1.15%         1.65%       -0.91%
              2000                                      170,337      11.23          1,913,238      1.15%           --        12.32%
              1999                                           --         --                 --        --            --           --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                      162,745     $10.40        $ 1,692,112      1.15%         0.49%       26.21%
              2002                                       56,154       8.24            462,607      1.15%           --       -17.62%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(5)
              2003                                      438,524     $10.66        $ 4,674,637      1.15%         4.79%        0.32%
              2002                                      447,786      10.63          4,758,190      1.15%           --         6.26%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

The Guardian Stock Fund
              2003                                    4,533,013     $ 9.37      $  42,484,120      1.45%         1.00%       19.69%
              2002                                    5,487,176       7.83         42,966,497      1.45%         0.86%      -22.02%
              2001                                    7,249,644      10.04         72,800,082      1.45%         0.23%      -22.58%
              2000                                    9,362,793      12.97        121,442,619      1.45%         0.07%      -19.49%
              1999                                   10,190,342      16.11        164,344,786      1.45%         0.42%       29.13%
The Guardian VC 500 Index Fund(4)
              2003                                      129,107     $ 8.04      $   1,037,488      1.45%         1.62%       26.39%
              2002                                       68,471       6.36            435,326      1.45%         2.17%      -23.54%
              2001                                       72,521       8.32            603,019      1.45%         1.44%      -13.20%
              2000                                        1,582       9.58             15,155      1.45%         0.54%       -4.21%
              1999                                           --         --                 --        --            --           --
The Guardian VC Asset Allocation Fund(4)
              2003                                       48,638     $ 9.29      $     451,714      1.45%         3.03%       25.85%
              2002                                       23,022       7.38            169,888      1.45%         2.10%      -21.04%
              2001                                       19,408       9.35            181,390      1.45%         1.24%      -10.35%
              2000                                        3,520      10.42             36,696      1.45%         2.77%        4.25%
              1999                                           --         --                 --        --            --           --
The Guardian VC High Yield Bond Fund(4)
              2003                                       32,253     $11.37      $     366,587      1.45%         7.44%       16.24%
              2002                                       20,525       9.78            200,693      1.45%         7.72%       -0.17%
              2001                                        2,876       9.79             28,174      1.45%        13.60%        2.03%
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
The Guardian Bond Fund, Inc.
              2003                                      829,181     $13.64      $  11,305,977      1.45%         3.41%        3.22%
              2002                                    1,267,625      13.21         16,745,055      1.45%         4.23%        7.89%
              2001                                    1,109,572      12.24         13,585,922      1.45%         6.05%        7.29%
              2000                                      916,576      11.41         10,460,224      1.45%         6.15%        8.42%
              1999                                    1,145,493      10.53         12,057,020      1.45%         5.41%       -2.27%
The Guardian Cash Fund, Inc.
              2003                                      519,552     $11.35      $   5,898,272      1.45%         0.72%       -0.79%
              2002                                      860,964      11.44          9,852,456      1.45%         1.20%       -0.22%
              2001                                    1,031,906      11.47         11,834,272      1.45%         4.27%        2.09%
              2000                                      845,837      11.23          9,501,760      1.45%         6.32%        4.49%
              1999                                    1,084,454      10.75         11,658,743      1.45%         5.18%        3.26%
Gabelli Capital Asset Fund
              2003                                      642,777     $16.39      $  10,537,302      1.45%         0.11%       33.50%
              2002                                      618,497      12.28          7,595,124      1.45%         0.23%      -15.55%
              2001                                      767,170      14.54         11,155,980      1.45%         0.51%        1.08%
              2000                                      733,340      14.39         10,550,038      1.45%         0.18%        4.02%
              1999                                    1,089,293      13.83         15,064,577      1.45%         0.12%       18.08%
Baillie Gifford International Fund
              2003                                      570,045     $11.11      $   6,333,218      1.45%         1.51%       28.19%
              2002                                      661,898       8.67          5,738,404      1.45%         0.08%      -18.92%
              2001                                      838,502      10.69          8,963,135      1.45%           --       -21.55%
              2000                                    1,154,056      13.63         15,725,596      1.45%           --       -21.16%
              1999                                    1,457,210      17.28         25,185,802      1.45%         0.40%       37.10%
Baillie Gifford Emerging Markets Fund
              2003                                      105,459     $13.93      $   1,468,926      1.45%         0.88%       51.69%
              2002                                      119,705       9.18          1,099,173      1.45%         0.50%       -7.70%
              2001                                      147,733       9.95          1,469,655      1.45%         0.17%        4.77%
              2000                                      184,854       9.50          1,755,285      1.45%           --       -28.85%
              1999                                      353,384      13.35          4,716,447      1.45%           --        69.77%


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

The Guardian Small Cap Stock Fund
              2003                                      242,228     $12.77     $    3,093,204      1.45%           --        41.37%
              2002                                      225,006       9.03          2,032,452      1.45%           --       -16.72%
              2001                                      292,911      10.85          3,177,007      1.45%         0.01%       -9.15%
              2000                                      410,859      11.94          4,905,361      1.45%           --        -4.78%
              1999                                      706,437      12.54          8,857,582      1.45%         0.13%       33.09%
Value Line Centurion Fund
              2003                                      680,930     $10.31     $    7,019,357      1.45%           --        17.76%
              2002                                      806,359       8.75          7,058,786      1.45%           --       -24.05%
              2001                                    1,018,409      11.53         11,737,769      1.45%         0.16%      -17.55%
              2000                                    1,235,716      13.98         17,274,973      1.45%         0.07%      -13.74%
              1999                                    1,532,459      16.21         24,835,849      1.45%         0.26%       26.37%
Value Line Strategic Asset Management Trust
              2003                                    2,291,584     $13.48     $   30,882,909      1.45%         0.70%       14.84%
              2002                                    2,849,392      11.73         33,437,383      1.45%         1.25%      -13.79%
              2001                                    3,731,307      13.61         50,793,279      1.45%         3.07%      -14.18%
              2000                                    4,407,994      15.86         69,921,570      1.45%         2.07%        0.47%
              1999                                    4,795,070      15.79         75,704,088      1.45%         1.02%       22.52%
AIM V.I. Capital Appreciation Fund Series I(4)
              2003                                       19,618     $ 6.84     $      134,234      1.45%           --        27.65%
              2002                                       29,466       5.36            157,953      1.45%           --       -25.45%
              2001                                       47,001       7.19            337,965      1.45%           --       -24.39%
              2000                                       59,188       9.51            562,879      1.45%           --        -4.90%
              1999                                           --         --                 --        --            --           --
AIM V.I. Global Utilities Fund Series I(4)
              2003                                       10,169     $ 6.28     $       63,878      1.45%         3.75%       17.31%
              2002                                        5,580       5.35             29,879      1.45%         3.41%      -26.61%
              2001                                        3,843       7.30             28,036      1.45%         1.80%      -28.97%
              2000                                        4,021      10.27             41,300      1.45%         0.90%        2.72%
              1999                                           --         --                 --        --            --           --
AIM V.I. Premier Equity Fund Series I(4)
              2003                                       38,149     $ 6.75     $      257,479      1.45%         0.27%       23.27%
              2002                                       52,287       5.48            286,282      1.45%         0.29%      -31.27%
              2001                                       67,962       7.97            541,385      1.45%         0.18%      -13.83%
              2000                                       10,882       9.24            100,594      1.45%         0.12%       -7.56%
              1999                                           --         --                 --        --            --           --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                       13,687     $10.39     $      142,229      1.45%         0.63%       30.27%
              2002                                       15,252       7.98            121,657      1.45%         0.02%      -20.23%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                       12,811     $ 9.61     $      123,068      1.45%           --        21.58%
              2002                                           --         --                 --        --            --           --
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
AllianceBernstein Technology Portfolio Class B(5)
              2003                                       21,733     $ 9.62     $      209,037      1.45%           --        41.71%
              2002                                           --         --                 --        --            --           --
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

AllianceBernstein Value Portfolio Class B(5)
              2003                                       17,763     $10.74     $      190,827      1.45%         0.62%       26.60%
              2002                                        6,409       8.49             54,386      1.45%         0.07%      -15.15%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
Davis Financial Portfolio(4)
              2003                                       16,672     $11.57     $      192,823      1.45%         0.33%       30.24%
              2002                                       15,238       8.88            135,321      1.45%         0.21%      -18.04%
              2001                                       26,910      10.84            291,586      1.45%         0.05%      -11.67%
              2000                                       35,571      12.27            436,354      1.45%         0.08%       22.67%
              1999                                           --         --                 --        --            --           --
Davis Real Estate Portfolio(4)
              2003                                       92,493     $16.60     $    1,535,607      1.45%         4.32%       34.81%
              2002                                       76,056      12.32            936,642      1.45%         4.94%        4.36%
              2001                                       24,931      11.80            294,189      1.45%         5.00%        3.97%
              2000                                       15,795      11.35            179,262      1.45%         1.14%       13.50%
              1999                                           --         --                 --        --            --           --
Davis Value Portfolio(4)
              2003                                      159,032     $ 9.62     $    1,529,771      1.45%         0.76%       27.88%
              2002                                      182,897       7.52          1,375,769      1.45%         0.52%      -17.47%
              2001                                      160,700       9.11          1,464,710      1.45%         0.55%      -11.69%
              2000                                       47,021      10.32            485,297      1.45%         0.28%        3.21%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Contrafund Portfolio Service Class(4)
              2003                                      290,615     $ 9.77     $    2,839,516      1.45%         0.30%       26.50%
              2002                                      104,305       7.72            805,664      1.45%         0.57%      -10.73%
              2001                                       75,177       8.65            650,501      1.45%         0.37%      -13.63%
              2000                                       15,882      10.02            159,107      1.45%           --         0.18%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Equity-Income Portfolio Service
  Class(4)
              2003                                      100,233     $10.68     $    1,070,750      1.45%         1.52%       28.34%
              2002                                      105,347       8.32            876,892      1.45%         1.46%      -18.20%
              2001                                      104,223      10.18          1,060,539      1.45%         0.42%       -6.46%
              2000                                       14,151      10.88            153,940      1.45%           --         8.79%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)
              2003                                       12,425     $ 7.84     $       97,449      1.45%         0.26%       27.79%
              2002                                        3,134       6.14             19,233      1.45%         1.45%      -23.05%
              2001                                        5,751       7.98             45,868      1.45%         0.22%      -15.68%
              2000                                        1,719       9.46             16,256      1.45%           --        -5.42%
              1999                                           --         --                 --        --            --           --
Fidelity VIP Mid Cap Portfolio Service Class(4)
              2003                                      215,521     $14.65     $    3,157,660      1.45%         0.28%       36.52%
              2002                                      124,077      10.73          1,331,576      1.45%         0.74%      -11.20%
              2001                                       89,713      12.09          1,084,213      1.45%           --        -4.76%
              2000                                       96,187      12.69          1,220,555      1.45%           --        26.89%
              1999                                           --         --                 --        --            --           --
Templeton Growth Securities Fund Class 2(5)
              2003                                       31,235     $10.34     $      323,044      1.45%         1.17%       30.22%
              2002                                       16,394       7.94            130,197      1.45%         0.22%      -20.58%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

Janus Aspen Mid Cap Growth Portfolio
  Institutional Shares (formerly Janus Aspen
  Aggressive Growth Portfolio)(4)
              2003                                       38,524     $ 4.77     $      183,660      1.45%           --        33.15%
              2002                                       14,310       3.58             51,238      1.45%           --       -28.98%
              2001                                       48,567       5.04            244,848      1.45%           --       -40.33%
              2000                                       32,561       8.45            275,086      1.45%         1.74%      -15.52%
              1999                                           --         --                 --        --            --           --
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
              2003                                       37,362     $ 7.02     $      262,231      1.45%         0.43%       18.79%
              2002                                       42,989       5.91            253,993      1.45%         0.59%      -16.89%
              2001                                       60,384       7.11            429,281      1.45%         1.43%      -22.81%
              2000                                       31,021       9.21            285,686      1.45%         0.80%       -7.91%
              1999                                           --         --                 --        --            --           --
Janus Aspen Growth Portfolio Institutional
  Shares(4)
              2003                                       33,925     $ 6.45     $      218,819      1.45%         0.08%       29.83%
              2002                                       42,965       4.97            213,463      1.45%           --       -27.57%
              2001                                      131,473       6.86            901,867      1.45%         0.08%      -25.82%
              2000                                       93,712       9.25            866,627      1.45%         0.89%       -7.52%
              1999                                           --         --                 --        --            --           --
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
              2003                                       67,972     $ 6.26     $      425,303      1.45%         1.02%       22.20%
              2002                                      129,084       5.12            660,961      1.45%         0.88%      -26.58%
              2001                                      206,264       6.97          1,438,511      1.45%         0.52%      -23.56%
              2000                                      124,924       9.12          1,139,735      1.45%         0.94%       -8.77%
              1999                                           --         --                 --        --            --           --
MFS Emerging Growth Series Initial Class(4)
              2003                                       77,736     $ 5.09     $      395,373      1.45%           --        28.34%
              2002                                       21,092       3.96             83,586      1.45%           --       -34.72%
              2001                                       16,806       6.07            102,018      1.45%           --       -34.45%
              2000                                       17,227       9.26            159,534      1.45%           --        -7.39%
              1999                                           --         --                 --        --            --           --
MFS Investors Trust Series Initial Class
              2003                                       89,002     $10.32     $      918,750      1.45%         0.63%       20.38%
              2002                                      102,276       8.58            877,021      1.45%         0.59%      -22.11%
              2001                                      225,960      11.01          2,487,549      1.45%         0.49%      -17.17%
              2000                                      272,814      13.29          3,625,898      1.45%         0.43%       -1.63%
              1999                                      632,195      13.51          8,538,604      1.45%         0.35%        5.22%
MFS New Discovery Series Initial Class(4)
              2003                                       35,828     $ 8.78     $      314,684      1.45%           --        31.78%
              2002                                       26,395       6.66            175,919      1.45%           --       -32.62%
              2001                                       37,658       9.89            372,490      1.45%           --        -6.40%
              2000                                       13,361      10.57            141,192      1.45%           --         5.68%
              1999                                           --         --                 --        --            --           --
MFS Research Series Initial Class(4)
              2003                                       10,627     $ 6.86     $       72,870      1.45%         0.62%       22.90%
              2002                                       14,831       5.58             82,748      1.45%         0.32%      -25.63%
              2001                                       21,250       7.50            159,422      1.45%         0.01%      -22.39%
              2000                                        8,811       9.67             85,171      1.45%           --        -3.34%
              1999                                           --         --                 --        --            --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                             Investment
                                                                         Net Assets              Expense        Income       Total
                                                       Units      Unit Value     In whole $      Ratio(1)      Ratio(3)    Return(2)
                                                       -----      ----------     ----------      --------      --------    ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

MFS Total Return Series Initial Class(4)
              2003                                      106,601     $11.87     $    1,265,158      1.45%         1.68%       14.64%
              2002                                      104,484      10.35          1,081,667      1.45%         1.60%       -6.54%
              2001                                       58,131      11.08            643,912      1.45%         1.65%       -1.20%
              2000                                       11,957      11.21            134,058      1.45%           --        12.12%
              1999                                           --         --                 --        --            --           --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                       32,077     $10.35     $      331,846      1.45%         0.49%       25.83%
              2002                                       18,151       8.22            149,229      1.45%           --       -17.78%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(5)
              2003                                       37,542     $10.61     $      398,186      1.45%         4.79%        0.02%
              2002                                      123,402      10.60          1,308,637      1.45%           --         6.05%
              2001                                           --         --                 --        --            --           --
              2000                                           --         --                 --        --            --           --
              1999                                           --         --                 --        --            --           --

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units are purchased.
(4)   Portfolio commenced operations on June 1, 2000.
(5)   Portfolio commenced operations on May 1, 2002.


----
B-44                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account D:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Global Utilities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Institutional, Janus Aspen Capital Appreciation Institutional, Janus Aspen Growth Institutional, Janus Aspen Worldwide Growth Institutional, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class, MFS Total Return Initial Class, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account D) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 26, 2004

                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----